UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end: October 31

Date of Reporting Period: November 1, 2006 – January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Investors Series Trust (Unaudited)

Schedules of Investments

January 31, 2007

	Shares	Value
Jackson Perspective 5 Fund
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 23.1%
Autoliv Inc.	730	$44,048
Brown Shoe Co. Inc.	837	45,491
Buckle Inc.	844	28,342
Buffalo Wild Wings Inc. (b)	235	11,957
CBS Corp.	1,392	43,389
Compass Group Plc	12,657	75,410
Dow Jones & Co. Inc.	1,180	44,498
General Motors Corp.	10,132	332,735
Genuine Parts Co.	925	43,956
GKN Plc	13,189	82,920
Group 1 Automotive Inc.	702	37,206
Gymboree Corp. (b)	922	39,913
Hilton Hotels Corp.	3,159	111,797
Interface Inc. (b)	1,551	23,606
Leggett & Platt Inc.	1,863	45,159
Mattel Inc.	1,908	46,479
Movado Group Inc.	560	16,072
New York Times Co. - Class A (g)	1,854	42,809
Newell Rubbermaid Inc.	1,504	44,428
Shaw Communications Inc.	1,360	48,212
Stanley Works	867	49,644
Starwood Hotels & Resorts Worldwide Inc.	706	44,181
VF Corp.	568	43,094
		1,345,346
CONSUMER STAPLES - 8.8%
Altria Group Inc.	1,264	110,461
Anheuser-Busch Cos. Inc.	894	45,567
ConAgra Foods Inc.	1,629	41,882
General Mills Inc.	765	43,789
Kimberly-Clark Corp.	643	44,624
Kraft Foods Inc. (g)	1,235	43,126
Loews Corp.	682	46,744
Safeway Inc.	3,292	118,611
SunOpta Inc. (b)	1,569	17,039
		511,843
ENERGY - 5.7%
BP Plc	6,612	69,435
Chevron Corp.	620	45,186
Dril-Quip Inc. (b)	1,159	43,115
Marathon Oil Corp.	1,257	113,557
Tetra Technologies Inc. (b)	2,094	48,497
VAALCO Energy Inc. (b)	1,605	10,449
		330,239

FINANCIALS - 8.6%
BOC Hong Kong Holdings Ltd.	27,000	70,547
Capital Trust Inc. - Class A	508	25,197
Cascade Bancorp.	826	21,749
Citigroup Inc.	1,980	109,157
Goldman Sachs Group Inc.	547	116,052
JPMorgan Chase & Co.	2,270	115,611
SWS Group Inc.	788	19,881
World Acceptance Corp. (b)	513	22,577
		500,771
HEALTH CARE - 6.9%
Abbott Laboratories	899	47,647
Digene Corp. (b)	691	35,552
Merck & Co. Inc.	2,480	110,980
Noven Pharmaceuticals Inc. (b)	714	19,535
Pfizer Inc.	7,150	187,616
		401,330
INDUSTRIALS - 14.0%
American Woodmark Corp.	458	20,592
Ameron International Corp.	261	21,055
Belden CDT Inc.	1,284	55,533
Citic Pacific Ltd.	21,000	73,563
Clean Harbors Inc (b)	574	30,789
COSCO Pacific Ltd.	30,000	74,927
EMCOR Group Inc. (b)	924	53,056
General Electric Corp.	4,872	175,636
II-VI Inc. (b)	857	25,744
Ladish Co. Inc. (b)	388	15,792
Lindsay Manufacturing Co.	317	10,077
Lockheed Martin Corp.	1,194	116,045
Pitney Bowes Inc.	949	45,429
PW Eagle Inc.	327	10,784
Valmont Industries Inc.	746	41,381
Waste Management Inc.	1,188	45,120
		815,523
INFORMATION TECHNOLOGY - 6.7%
Advanced Energy Industries Inc. (b)	1,308	22,668
Ansoft Corp. (b)	692	19,334
Atheros Communications Inc. (b)	1,535	36,472
Hewlett-Packard Co.	2,637	114,129
Interwoven Inc. (b)	1,275	20,018
Macrovision Corp. (b)	1,542	38,134
Mentor Graphics Corp. (b)	2,415	44,919
Sigma Designs Inc. (b)	667	16,148
Sirenza Microdevices Inc. (b)	1,385	9,750
Tyler Technologies Inc. (b)	1,137	15,804
WebEx Communications Inc. (b)	1,425	52,839
		390,215
MATERIALS - 9.8%

EI Du Pont de Nemours & Co.	2,257	111,857
HB Fuller Co.	1,737	44,936
Louisiana-Pacific Corp.	2,007	45,980
Metal Management Inc.	766	31,437
Nucor Corp.	2,015	130,048
Phelps Dodge Corp.	946	116,926
Rohm & Haas Co.	855	44,511
Sonoco Products Co.	1,143	44,006
		569,701
TELECOMMUNICATION SERVICES - 12.2%
AT&T Inc.	5,209	196,015
BT Group Plc - Class A	12,073	72,583
PCCW Ltd.	118,000	70,732
Qwest Communications International Inc. (b) (g)	13,052	106,374
Verizon Communications Inc.	4,855	187,015
Vodafone Group Plc	25,924	75,380
		708,099
UTILITIES - 1.1%
Cheung Kong Infrastructure Holdings Ltd.	17,826	64,500

Total Common Stocks (cost $5,470,275)		5,637,567

SHORT TERM INVESTMENTS - 4.0%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.12% (a) (f)	25,450	25,450

Securities Lending Collateral - 3.6%
Mellon GSL Delaware Business Trust Collateral Fund	206,424	206,424

Total Short Term Investments (cost $231,874)		231,874

Total Investments - 100.9% (cost $5,702,149)		5,869,441
Other Assets and Liabilities, Net - (0.9%)		-51,102
Total Net Assets - 100%		$5,818,339

Jackson Perspective 10 X 10 Fund
INVESTMENT FUNDS - 100.0%
Jackson Perspective 5 Fund	50,241	$517,982
Jackson Perspective Index 5 Fund	50,241	507,432

Total Investment Funds (cost $1,004,871)		1,025,414

Total Investments - 100.0% (cost $1,004,871)		1,025,414
Other Assets and Liabilities, Net - 0.0%		-58
Total Net Assets - 100%		$1,025,356

Jackson Perspective Index 5 Fund
COMMON STOCKS - 77.3%
CONSUMER DISCRETIONARY - 10.4%

99 Cents Only Stores (b)	641	$9,519
Aaron Rents Inc.	345	10,184
Abercrombie & Fitch Co. - Class A	775	61,644
AC Moore Arts & Crafts Inc. (b)	360	7,279
Adidas-Salomon AG	259	12,463
Advance Auto Parts	987	37,457
Aeropostale Inc. (b)	849	30,513
AFC Enterprises Inc. (b)	441	7,391
Amazon.Com Inc. (b)	249	9,380
Ambassadors Group Inc.	257	7,204
Ambassadors International Inc.	171	7,427
American Eagle Outfitters Inc.	1,733	56,115
American Greetings Corp.	1,028	24,693
Ameristar Casinos Inc.	254	7,752
AnnTaylor Stores Corp. (b)	655	22,598
Applebee’s International Inc.	1,269	32,030
ArvinMeritor Inc.	1,153	22,195
Asatsu-DK Inc.	200	6,198
Autobacs Seven Co. Ltd.	200	7,309
AutoZone Inc. (b)	67	8,417
Bally Technologies Inc. (b)	418	8,021
Barnes & Noble Inc.	496	19,309
Barratt Developments Plc	323	7,501
Beazer Homes USA Inc.	356	15,490
Bebe Stores Inc.	394	7,297
Bed Bath & Beyond Inc. (b)	300	12,657
Belo Corp.	1,756	32,872
Benesse Corp.	200	7,822
Best Buy Co. Inc.	307	15,473
Big Lots Inc. (b)	867	22,481
Black & Decker Corp.	98	8,553
Blockbuster Inc. - Class A (b) (g)	1,474	9,566
Blyth Inc.	376	7,817
Bob Evans Farms Inc.	611	20,756
Bon-Ton Stores Inc. (g)	225	8,213
Books-A-Million Inc.	344	6,570
Borders Group Inc.	1,042	21,861
BorgWarner Inc.	563	38,588
Boyd Gaming Corp.	384	18,267
Bridgestone Corp.	600	13,026
Bright Horizons Family Solutions Inc. (b)	230	9,009
Brinker International Inc.	1,134	35,778
British Sky Broadcasting Plc	1,242	13,323
Brown Shoe Co. Inc.	209	11,359
Buffalo Wild Wings Inc. (b)	147	7,479
Build-A-Bear Workshop Inc. (b) (g)	278	8,365
Burberry Group Plc	617	7,989
Cache Inc. (b)	309	7,110
California Pizza Kitchen Inc. (b) (g)	234	8,342

Callaway Golf Co.	1,182	19,527
Career Education Corp. (b)	860	24,656
Carmax Inc. (b)	941	54,042
Carnival Corp.	402	20,727
Carnival Plc	219	11,910
Casual Male Retail Group Inc. (b)	598	7,463
Catalina Marketing Corp.	688	19,642
Cato Corp. - Class A	340	7,674
CBRL Group Inc.	527	24,711
CBS Corp.	685	21,351
CEC Entertainment Inc. (b)	273	11,545
Centex Corp.	139	7,463
Champion Enterprises Inc. (b)	833	6,839
Charlotte Russe Holding Inc. (b)	254	7,760
Charming Shoppes Inc. (b)	1,961	25,728
Charter Communications Inc. - Class A (b) (g)	2,706	9,471
Cheesecake Factory Inc. (b)	789	21,800
Chico’s FAS Inc. (b)	1,596	33,324
Children’s Place Retail Stores Inc. (b)	160	8,674
Chipotle Mexican Grill Inc. (b)	194	10,736
Christopher & Banks Corp. (g)	418	7,432
Churchill Downs Inc.	183	7,648
CKE Restaurants Inc.	489	9,668
CKX Inc. (b)	665	8,585
Claire’s Stores Inc.	826	28,414
Clear Channel Communications Inc.	407	14,782
Coach Inc. (b)	292	13,391
Coinstar Inc. (b) (g)	255	7,711
Coldwater Creek Inc. (b) (g)	530	9,885
Columbia Sportswear Co. (g)	140	9,078
Comcast Corp. - Class A (b)	1,587	70,336
Compagnie Financiere Richemont AG	442	24,665
Compagnie Generale des Etablissements Michelin	134	12,260
Compass Group Plc	1,753	10,444
Continental AG (g)	140	16,944
Corinthian Colleges Inc. (b)	1,404	18,336
CROCS Inc. (b) (g)	181	9,112
CSS Industries Inc.	244	8,801
DaimlerChrysler AG	787	48,887
Darden Restaurants Inc.	194	7,593
Deckers Outdoor Corp. (b)	130	7,580
Denny’s Corp. (b)	1,656	8,860
Denso Corp.	400	16,042
Dentsu Inc.	3	8,949
DeVry Inc.	970	27,315
Dick’s Sporting Goods Inc. (b)	324	16,683
DIRECTV Group Inc. (b)	613	14,951
Dollar Tree Stores Inc. (b)	909	28,597
Douglas Holding AG	151	8,352

Dress Barn Inc. (b)	334	7,505
DSG International Plc	2,081	6,899
DSW Inc. (b) (g)	202	8,098
Electrolux AB - Class B	390	7,379
Emap Plc	494	7,745
Entercom Communications Corp.	400	11,276
Esprit Holdings Ltd.	1,000	10,138
Family Dollar Stores Inc.	266	8,618
Fast Retailing Co. Ltd.	100	7,897
Federated Department Stores Inc.	401	16,637
Fiat SpA (b)	410	8,887
First Choice Holidays Plc	1,398	7,910
Fleetwood Enterprises Inc. (b)	986	9,081
Foot Locker Inc.	1,401	31,438
Ford Motor Co. (g)	1,627	13,228
Fortune Brands Inc.	192	16,074
Fossil Inc. (b)	352	7,924
Fuji Photo Film Co. Ltd.	400	16,506
Furniture Brands International Inc. (g)	636	10,602
GameStop Corp. - Class A (b)	656	35,050
Gap Inc.	435	8,339
Gaylord Entertainment Co. (b)	324	17,904
Gemstar-TV Guide International Inc. (b)	1,945	7,858
General Motors Corp.	441	14,482
Gentex Corp.	1,483	25,938
Genuine Parts Co.	164	7,793
Group 1 Automotive Inc.	184	9,752
GSI Commerce Inc. (b)	416	6,777
Guess? Inc.	143	10,312
Guitar Center Inc. (b)	252	11,529
Gymboree Corp. (b)	230	9,957
HanesBrands Inc. (b)	897	22,945
Harley-Davidson Inc.	217	14,815
Harman International Industries Inc.	78	7,376
Harrah’s Entertainment Inc.	157	13,263
Harte-Hanks Inc.	675	18,299
Harvey Norman Holdings Ltd.	2,604	8,250
Haseko Corp. (b)	2,000	7,706
Hennes & Mauritz AB - Class B	462	24,995
Hermes International	85	10,397
Hilton Hotels Corp.	317	11,219
Home Depot Inc.	1,602	65,265
Home Retail Group	972	8,116
Home Solutions of America Inc. (b) (g)	1,331	8,532
Honda Motor Co. Ltd.	1,200	47,232
HOT Topic Inc. (b)	585	6,090
Hovnanian Enterprises Inc. - Class A (b)	676	22,504
Iconix Brand Group Inc. (b)	402	8,004
IHOP Corp.	177	9,416

Inchcape Plc	788	8,190
Inditex SA	159	9,008
InterContinental Hotels Group Plc	329	8,216
Interface Inc. (b)	549	8,356
International Game Technology	264	11,473
International Speedway Corp. - Class A	408	21,310
INVESTools Inc. (b)	566	8,207
Isle of Capri Casinos Inc. (b)	293	7,287
ITT Educational Services Inc. (b)	286	22,194
J Crew Group Inc. (b)	202	7,339
Jack in the Box Inc. (b)	250	15,448
Jackson Hewitt Tax Service Inc. (g)	238	8,704
JC Penney Co. Inc.	169	13,730
Jo-Ann Stores Inc. (b)	317	8,014
John Fairfax Holdings Ltd.	2,475	9,494
John Wiley & Sons Inc.	578	21,478
Johnson Controls Inc.	210	19,417
Jones Apparel Group Inc.	233	7,959
K2 Inc. (b)	591	7,139
KB Home	152	8,241
Kellwood Co.	240	7,872
Kesa Electrical Plc	1,175	7,838
Keystone Automotive Industries Inc. (b)	229	8,210
Kimball International Inc. - Class B	321	7,909
Kingfisher Plc	2,409	11,324
Kohl’s Corp. (b)	240	17,018
Koninklijke Philips Electronics NV	982	38,192
Krispy Kreme Doughnuts Inc. (b) (g)	703	8,668
Lagardere SCA (g)	239	18,815
Landry’s Restaurants Inc.	259	7,757
Laureate Education Inc. (b)	470	28,360
Lear Corp. (b) (g)	1,102	37,314
Lee Enterprises Inc.	1,147	38,115
Leggett & Platt Inc.	326	7,902
Lennar Corp.	149	8,103
Levitt Corp. - Class A	637	9,020
Li & Fung Ltd.	4,000	12,475
Life Time Fitness Inc. (b)	262	14,200
Limited Brands Inc.	271	7,572
Live Nation Inc. (b)	517	12,760
Liz Claiborne Inc.	179	7,948
Lowe’s Cos. Inc.	1,222	41,194
LVMH Moet Hennessy Louis Vuitton SA	234	24,673
M/I Homes Inc.	204	7,360
Marcus Corp.	331	7,914
Marks & Spencer Group Plc	1,204	15,991
Marriott International Inc. - Class A	301	14,490
Martha Stewart Living Omnimedia (g)	356	6,554
Marvel Entertainment Inc. (b) (g)	330	9,214

Matsushita Electric Industrial Co. Ltd.	2,000	39,775
Mattel Inc.	372	9,062
Matthews International Corp. - Class A	395	16,017
McDonald’s Corp.	962	42,665
McGraw-Hill Cos. Inc.	339	22,740
MDC Holdings Inc.	304	17,714
Mediaset SpA	1,301	15,702
Men’s Wearhouse Inc.	347	14,900
Meritage Corp. (b)	166	7,379
Midas Inc. (b)	339	7,672
Modine Manufacturing Co.	490	12,818
Mohawk Industries Inc. (b) (g)	504	41,540
Monro Muffler Inc.	260	9,812
Morningstar Inc. (b)	173	7,923
Movado Group Inc.	270	7,749
National Presto Industries Inc.	137	8,604
NetFlix Inc. (b) (g)	324	7,387
New York Times Co. - Class A (g)	455	10,506
Newell Rubbermaid Inc.	269	7,946
News Corp. Inc.	1,831	42,571
Nissan Motor Co. Ltd.	1,800	22,493
Nordstrom Inc.	187	10,418
O’Charleys Inc. (b)	367	7,795
Omnicom Group Inc.	133	13,992
O’Reilly Automotive Inc. (b)	1,093	38,157
OSI Restaurant Partners Inc.	719	28,393
Pacific Sunwear of California (b)	1,196	23,442
PagesJaunes Groupe SA	412	8,678
Payless Shoesource Inc. (b)	1,057	35,885
Persimmon Plc	261	7,107
PetMed Express Inc. (b)	584	6,903
PetSmart Inc.	1,199	36,617
PF Chang’s China Bistro Inc. (b) (g)	258	10,219
Phillips-Van Heusen	418	23,053
Pinnacle Entertainment Inc. (b)	344	11,878
Polaris Industries Inc.	322	15,057
Polo Ralph Lauren Corp.	552	45,292
Priceline.com Inc. (b)	179	7,629
Publishing & Broadcasting Ltd.	791	12,052
Pulte Homes Inc.	236	8,104
Puma AG Rudolf Dassler Sport	20	7,265
Punch Taverns Plc	312	7,031
Quicksilver Inc. (b)	956	13,585
Rank Group Plc	1,705	7,621
Rare Hospitality International Inc. (b) (g)	323	10,187
RC2 Corp. (b)	177	6,993
RCN Corp. (b)	259	7,690
Reader’s Digest Association Inc. - Class A	1,707	28,831
Reed Elsevier Plc	1,822	20,798

Regis Corp.	777	32,471
Renault SA	158	19,553
Rent-A-Center Inc. (b)	1,127	33,201
Reuters Group Plc	1,063	9,012
Ross Stores Inc.	1,261	40,844
Ruby Tuesday Inc.	973	27,838
Ryland Group Inc. (g)	380	21,348
Saks Inc.	1,210	22,700
Sankyo Co. Ltd.	100	4,964
Sanoma-WSOY Oyj	277	8,037
Scholastic Corp. (b)	533	18,842
Scientific Games Corp. - Class A (b) (g)	612	18,996
Sears Holdings Corp. (b)	61	10,776
Sega Sammy Holdings Inc.	300	7,731
Sekisui House Ltd.	1,000	14,021
Select Comfort Corp. (b) (g)	449	8,280
Shangri-La Asia Ltd.	4,000	10,733
Sharp Corp.	1,000	17,029
Sherwin-Williams Co.	123	8,499
Shimano Inc.	300	8,726
Shuffle Master Inc. (b) (g)	298	7,930
Signet Group Plc (b)	3,363	7,929
Six Flags Inc. (b)	1,489	8,562
Skyline Corp.	194	7,331
Smith & Wesson Holding Corp. (b) (g)	754	8,369
Societe Television Francaise 1	210	7,114
Sonic Corp. (b)	565	12,549
Sony Corp.	800	36,792
Sotheby’s Holdings - Class A	938	34,781
Stage Stores Inc.	257	8,247
Stanley Works	155	8,875
Staples Inc.	609	15,663
Starbucks Corp. (b)	594	20,754
Starwood Hotels & Resorts Worldwide Inc.	195	12,203
Steven Madden Ltd.	222	6,598
Stewart Enterprises Inc. - Class A	1,248	8,873
Strayer Education Inc.	238	27,077
Stride Rite Corp.	807	13,929
Sumitomo Rubber Industries Inc.	600	7,055
Superior Industries International Inc.	536	10,918
Swatch Group AG - Class B	44	10,446
Talbots Inc. (g)	324	7,646
Target Corp.	675	41,418
Tempur-Pedic International Inc.	381	9,068
Tenneco Automotive Inc. (b)	330	7,673
Thor Industries Inc.	325	13,735
Timberland Co. - Class A (b)	858	25,886
Time Warner Inc.	3,151	68,912
TiVo Inc. (b) (g)	1,523	8,148

TJX Cos. Inc.	404	11,946
Toll Brothers Inc. (b)	1,091	36,909
Toyota Industries Corp.	300	14,045
Toyota Motor Corp.	2,200	144,929
Triarc Cos. Inc. - Class B	513	10,029
Trinity Mirror Plc	923	8,668
Tupperware Brands Corp.	1,107	25,826
Tween Brands Inc. (b)	245	8,377
Under Armour Inc. - Class A (b)	155	7,874
Urban Outfitters Inc. (b)	1,016	24,790
Vail Resorts Inc. (b)	238	11,008
Valassis Communications Inc. (b)	684	10,513
Viacom Inc. (b)	574	23,345
Visteon Corp. (b)	944	7,552
Vivendi Universal SA (g)	915	37,661
Volkswagen AG (g)	182	20,284
Walt Disney Co.	1,611	56,659
Washington Post Co.	58	44,237
WCI Communities Inc. (b) (g)	407	8,812
Wet Seal Inc. (b)	1,169	7,552
William Hill Plc	631	7,959
Williams-Sonoma Inc.	1,047	36,645
Winnebago Industries Inc.	270	9,056
WMS Industries Inc. (b)	224	8,884
Wolters Kluwer NV	340	10,197
Wolverine World Wide Inc.	467	14,370
WPP Group Plc	991	14,544
Wyndham Worldwide Corp. (b)	244	7,613
Yamaha Motor Co. Ltd.	300	9,297
Yankee Candle Co. Inc.	315	10,908
Yell Group Plc	962	11,594
Yum! Brands Inc.	226	13,561
Zale Corp. (b)	392	10,787
		5,333,089
CONSUMER STAPLES - 4.3%
Aeon Co. Ltd.	600	13,051
Ajinomoto Co. Inc.	1,000	12,604
Alberto-Culver Co.	656	15,003
Alliance One International Inc. (b)	1,105	8,475
Altadis SA	240	12,884
Altria Group Inc.	1,586	138,601
Andersons Inc.	184	7,316
Anheuser-Busch Cos. Inc.	559	28,492
Archer-Daniels-Midland Co.	458	14,656
Asahi Breweries Ltd.	500	7,673
Avon Products Inc.	297	10,214
BJ’s Wholesale Club Inc. (b)	576	17,591
Boots Group Plc	708	11,226
Boston Beer Co. Inc. - Class A (b)	217	7,628

British American Tobacco Plc	1,125	34,127
Cadbury Schweppes Plc	1,829	20,662
Carrefour SA	475	27,364
Casey’s General Stores Inc.	440	11,229
Central Euro Distribution Corp. (b)	263	7,756
Central Garden & Pet Co. (b)	161	7,211
Chattem Inc. (b)	156	8,961
Chiquita Brands International Inc.	488	7,745
Church & Dwight Co. Inc.	576	26,099
Coca-Cola Co.	1,511	72,347
Coca-Cola West Japan Co. Ltd.	300	6,700
Coles Myer Ltd.	1,326	14,653
Colgate-Palmolive Co.	374	25,544
ConAgra Foods Inc.	389	10,001
Costco Wholesale Corp.	376	21,124
CVS Corp.	667	22,445
Darling International Inc. (b)	1,416	8,184
Diageo Plc	1,988	38,668
East Asiatic Co. Ltd.	140	6,828
Elizabeth Arden Inc. (b)	409	7,730
Energizer Holdings Inc. (b)	496	42,274
Flowers Foods Inc.	391	10,995
Foster’s Group Ltd.	2,432	12,786
Gallaher Group Plc	530	11,840
General Mills Inc.	268	15,340
Great Atlantic & Pacific Tea Co.	303	8,748
Groupe Danone (g)	177	27,268
Hain Celestial Group Inc. (b)	250	7,350
Hansen Natural Corp. (b) (g)	521	19,845
Heineken NV	164	8,308
Henkel KGaA	53	8,274
Hormel Foods Corp.	666	25,241
House Foods Corp.	500	7,922
Imperial Sugar Co. (g)	322	10,030
Imperial Tobacco Group Plc	505	20,618
InBev NV	118	7,593
Ingles Markets Inc. - Class A	272	9,961
Ito En Ltd.	300	9,173
J Sainsbury Plc	1,210	10,312
J&J Snack Foods Corp.	188	7,761
Japan Tobacco Inc.	3	14,418
JM Smucker Co.	534	25,360
Jones Soda Co. (b) (g)	626	8,814
Katokichi Co. Ltd.	1,000	7,864
Kerry Group Plc	312	8,039
Kikkoman Corp.	1,000	12,620
Kimberly-Clark Corp.	341	23,665
Koninklijke Ahold NV (b)	1,285	12,896
Kose Corp.	300	8,701

Kroger Co.	607	15,539
Lancaster Colony Corp.	401	17,540
Lance Inc.	388	8,253
Longs Drug Stores Corp.	244	10,492
L’Oreal SA	239	25,263
Matsumotokiyoshi Co. Ltd.	400	9,032
Medifast Inc. (b)	620	5,785
Meiji Dairies Corp.	1,000	7,648
Meiji Seika Kaisha Ltd.	2,000	9,364
MGP Ingredients Inc.	345	7,614
Nash Finch Co.	286	8,260
NBTY Inc. (b)	371	19,236
Nestle SA	304	111,527
Nichirei Corp.	1,000	5,469
Nisshin Seifun Group Inc.	1,000	10,308
Nissin Food Products Co. Ltd.	200	7,275
Nu Skin Enterprises Inc.	428	7,897
Pantry Inc. (b)	167	8,151
Pepsi Bottling Group Inc.	252	7,971
PepsiAmericas Inc.	630	13,892
PepsiCo Inc.	1,225	79,919
Performance Food Group Co. (b)	324	9,610
Pernod-Ricard SA (g)	66	13,514
Pilgrim’s Pride Corp. - Class B	305	9,659
Playtex Products Inc. (b)	542	7,631
Procter & Gamble Co.	2,374	154,001
QP Corp.	900	7,681
Ralcorp Holdings Inc. (b)	201	11,123
Reckitt Benckiser Plc	428	20,594
Reddy Ice Holdings Inc.	302	7,834
Reynolds American Inc.	119	7,676
Royal Numico NV	145	7,692
Ruddick Corp.	658	18,292
SABMiller Plc	676	15,327
Safeway Inc.	346	12,466
Sara Lee Corp.	696	11,936
Seven & I Holdings Co. Ltd.	800	24,064
Smithfield Foods Inc. (b)	911	23,923
Spartan Stores Inc.	373	8,825
Suedzucker AG	323	7,026
Sysco Corp.	506	17,482
Tesco Plc	5,998	49,259
Tootsie Roll Industries Inc. (g)	536	17,002
TreeHouse Foods Inc. (b)	250	7,453
Unilever NV	1,317	35,051
Unilever Plc	925	25,152
United Natural Foods Inc. (b)	316	10,441
Universal Corp.	419	20,250
UST Inc.	134	7,697

Vector Group Ltd. (g)	439	7,888
Walgreen Co.	818	37,054
Wal-Mart Stores Inc.	1,908	90,992
Wild Oats Markets Inc. (b)	542	7,874
Woolworths Ltd.	1,105	20,379
		2,224,091
ENERGY - 5.5%
Acergy SA (b)	405	7,853
Aker Kvaerner ASA	62	7,005
Allis-Chalmers Energy Inc. (b) (g)	339	5,983
Alpha Natural Resources Inc. (b)	548	7,387
Anadarko Petroleum Corp.	360	15,750
Apache Corp.	253	18,461
Arch Coal Inc.	1,256	37,328
Arena Resources Inc. (b)	183	7,798
ATP Oil & Gas Corp. (b) (g)	197	8,191
Atwood Oceanics Inc. (b)	192	9,287
Aurora Oil & Gas Corp. (b) (g)	2,430	6,683
Aventine Renewable Energy Holdings Inc. (b)	331	5,230
Baker Hughes Inc.	236	16,291
Berry Petroleum Co. - Class A	265	8,226
BG Group Plc	2,540	33,361
Bill Barrett Corp. (b)	287	8,868
BJ Services Co.	270	7,468
BP Plc	15,199	159,611
Bristow Group Inc. (b)	216	8,068
Cameron International Corp. (b)	968	50,820
CARBO Ceramics Inc.	209	7,708
Carrizo Oil & Gas Inc. (b)	269	7,720
Chesapeake Energy Corp. (g)	321	9,505
Chevron Corp.	1,636	119,232
Complete Production Services Inc. (b)	368	7,312
Comstock Resources Inc. (b)	332	10,607
ConocoPhillips	1,247	82,813
Crosstex Energy Inc.	246	8,064
Delta Petroleum Corp. (b)	350	7,683
Denbury Resources Inc. (b)	1,048	29,030
Devon Energy Corp.	330	23,130
Dril-Quip Inc. (b)	199	7,403
El Paso Corp.	530	8,226
Encore Acquisition Co. (b)	434	11,262
Energy Partners Ltd. (b)	319	6,910
ENI SpA	2,070	66,639
ENSCO International Inc.	538	27,368
EOG Resources Inc.	197	13,619
Evergreen Energy Inc. (b) (g)	789	7,093
EXCO Resources Inc. (b) (g)	461	7,745
Exploration Co. of Delaware Inc. (b) (g)	585	7,043
Exxon Mobil Corp.	4,412	326,929

FMC Technologies Inc. (b)	587	36,353
Forest Oil Corp. (b)	495	15,800
GeoGlobal Resources Inc. (b) (g)	994	6,173
Giant Industries Inc. (b)	104	7,786
Grant Prideco Inc. (b)	1,119	43,842
Grey Wolf Inc. (b)	1,508	10,300
Gulf Island Fabrication Inc.	211	7,655
Gulfmark Offshore Inc. (b)	209	7,547
Halliburton Co.	762	22,509
Hanover Compressor Co. (b) (g)	1,620	31,347
Harvest Natural Resources Inc. (b)	734	7,384
Helmerich & Payne Inc.	957	25,676
Hess Corp.	204	11,014
Hornbeck Offshore Services Inc. (b)	218	5,999
Houston Exploration Co. (b)	229	11,981
Hydril (b)	122	9,650
Input/Output Inc. (b) (g)	572	7,831
Lone Star Technologies Inc. (b)	222	10,734
Lufkin Industries Inc.	134	8,020
Marathon Oil Corp.	251	22,675
Mariner Energy Inc. (b)	538	10,819
MarkWest Hydrocarbon Inc.	161	7,710
Matrix Service Co. (b)	484	8,915
Metretek Technologies Inc. (b)	633	8,229
Nabors Industries Ltd. (b)	267	8,085
NATCO Group Inc. (b) (g)	245	8,516
National Oilwell Varco Inc. (b)	139	8,429
Newfield Exploration Co. (b)	1,139	48,761
Newpark Resources Inc. (b)	1,082	6,838
Nippon Mining Holdings Inc.	1,000	7,184
Nippon Oil Corp.	1,000	6,704
Noble Corp.	117	8,769
Noble Energy Inc.	1,509	80,596
Norsk Hydro ASA	558	18,040
Occidental Petroleum Corp.	636	29,485
Oil States International Inc. (b)	365	10,519
Overseas Shipholding Group	267	16,589
Pacific Ethanol Inc. (b) (g)	507	8,320
Paladin Resources Ltd. (b)	1,112	7,487
Parallel Petroleum Corp. (b)	444	8,733
Parker Drilling Co. (b)	955	8,843
Patterson-UTI Energy Inc.	1,415	34,172
Peabody Energy Corp.	207	8,452
Penn Virginia Corp.	139	10,186
PetroHawk Energy Corp. (b)	1,026	11,840
Petroleum Development Corp. (b)	181	9,273
Petroleum Geo-Services ASA (b)	332	7,754
PetroQuest Energy Inc. (b)	612	7,974
Pioneer Natural Resources Co.	1,112	45,592

Plains Exploration & Production Co. (b)	680	32,803
Pogo Producing Co.	522	25,865
Pride International Inc. (b)	1,445	41,630
Quicksilver Resources Inc. (b) (g)	485	19,235
Rentech Inc. (b) (g)	2,069	7,324
Repsol YPF SA	691	22,642
Rosetta Resources Inc. (b)	418	7,863
Royal Dutch Shell Plc - Class A	2,856	96,176
Royal Dutch Shell Plc - Class B	2,124	71,192
Schlumberger Ltd.	873	55,427
Smith International Inc.	190	7,539
Southwestern Energy Co. (b)	1,469	56,498
Spectra Energy Corp.	500	13,060
Statoil ASA	484	12,914
Stone Energy Corp. (b)	234	7,954
Sulphco Inc. (b) (g)	1,653	7,389
Sunoco Inc.	125	7,891
Swift Energy Co. (b)	212	9,400
Tidewater Inc.	503	25,940
Total SA	1,683	113,626
Transocean Inc. (b)	218	16,867
Trico Marine Services Inc. (b)	204	6,636
Universal Compression Holdings Inc. (b)	205	12,390
USEC Inc. (b)	644	8,733
VAALCO Energy Inc. (b)	1,156	7,526
Valero Energy Corp.	456	24,752
Weatherford International Ltd. (b)	254	10,257
Western Refining Inc.	306	8,369
W-H Energy Services Inc. (b)	205	9,303
Whiting Petroleum Corp. (b)	266	12,122
Williams Cos. Inc.	449	12,119
Woodside Petroleum Ltd.	544	15,778
World Fuel Services Corp.	193	8,849
XTO Energy Inc.	274	13,828
		2,815,697
FINANCIALS - 18.0%
3i Group Plc	500	10,364
ABN AMRO Holding NV	1,461	46,653
Acadia Realty Trust	312	8,015
Accredited Home Lenders Holding Co. (b)	286	7,942
ACE Ltd.	279	16,121
Advance America Cash Advance Centers Inc.	532	7,427
Advanta Corp. - Class B	179	8,307
Aegon NV	1,246	24,441
Affordable Residential Communities Inc. (b)	670	7,343
AG Edwards Inc.	695	46,016
Alexander’s Inc. (b)	19	8,224
Alexandria Real Estate Equities Inc.	202	21,889
Alfa Corp.	415	7,827

Allianz AG	334	66,604
Allied Irish Banks Plc	725	20,911
Allstate Corp.	491	29,539
AMB Property Corp.	748	45,516
AMBAC Financial Group Inc.	124	10,924
AMCORE Financial Inc.	239	8,071
American Campus Communities Inc.	274	8,732
American Equity Investment Life Holding Co.	599	7,673
American Express Co.	986	57,405
American Financial Group Inc.	637	22,499
American Financial Realty Trust	1,039	11,616
American Home Mortgage Investment Corp. (g)	296	10,342
American International Group Inc.	1,989	136,147
AmeriCredit Corp. (b)	1,021	27,710
Ameriprise Financial Inc.	202	11,910
AMP Ltd.	1,581	12,854
Amvescap Plc	669	7,978
Anthracite Capital Inc.	613	8,380
Anworth Mortgage Asset Corp.	820	7,528
Aon Corp.	266	9,539
Apollo Investment Corp.	692	15,362
Archstone-Smith Trust	134	8,470
Arthur J Gallagher & Co.	967	27,724
Ashford Hospitality Trust Inc.	627	7,718
Assicurazioni Generali SpA	843	36,280
Associated Bancorp.	1,325	45,209
Astoria Financial Corp.	805	23,820
Australia & New Zealand Banking Group Ltd.	1,859	42,023
Australian Stock Exchange Ltd.	413	12,155
Aviva Plc	1,978	31,906
AXA Asia Pacific Holdings Ltd.	1,556	8,724
AXA SA (g)	1,318	55,554
Banca Intesa SpA	6,262	47,215
Banca Monte dei Paschi di Siena SpA	1,462	9,470
Banca Popolare di Milano SCRL	450	7,519
Banco Bilbao Vizcaya Argentaria SA	2,942	73,047
Banco Comercial Portugues SA	4,687	17,349
Banco Popular Espanol SA	816	15,613
Banco Santander Central Hispano SA (g)	4,764	90,592
Bank of America Corp.	3,426	180,139
Bank of Fukuoka Ltd.	1,000	7,955
Bank of Hawaii Corp.	582	30,468
Bank of Ireland	734	16,397
Bank of New York Co. Inc.	616	24,646
Bank of Yokohama Ltd.	1,000	8,079
BankAtlantic Bancorp. Inc. - Class A	565	7,503
BankUnited Financial Corp. - Class A	325	8,967
Banner Corp.	183	7,840
Barclays Plc	5,015	72,912

Bear Stearns Cos. Inc.	94	15,496
Berkshire Hills Bancorp. Inc.	457	15,506
BNP Paribas (g)	654	72,922
BOC Hong Kong Holdings Ltd.	8,500	22,209
Boston Private Financial Holdings Inc.	342	9,891
Boston Properties Inc.	70	8,826
British Land Co. Plc	293	9,032
Brown & Brown Inc.	1,070	30,302
Calamos Asset Management Inc.	291	7,970
Capital Lease Funding Inc.	716	8,026
Capital One Financial Corp.	318	25,567
Capital Southwest Corp.	91	12,012
Capital Trust Inc. - Class A	156	7,738
Capitalia SpA	1,287	11,574
Capitol Bancorp Ltd.	169	7,250
Cascade Bancorp.	251	6,609
Cash America International Inc.	203	8,670
Cathay General Bancorp.	905	31,367
Cattles Plc	907	7,787
Cedar Shopping Centers Inc.	490	8,208
Central Pacific Financial Corp.	258	10,083
Challenger Financial Services Group Ltd.	2,402	8,170
Charles Schwab Corp.	812	15,363
Chemical Financial Corp.	234	6,973
Chicago Mercantile Exchange Holdings Inc.	26	14,646
Chubb Corp.	349	18,162
Cincinnati Financial Corp.	275	12,304
Citigroup Inc.	3,784	208,612
Citizens Banking Corp.	557	13,652
City National Corp.	422	30,354
CNP Assurances	70	8,015
Codan A/S	80	7,076
Colonial BancGroup Inc.	1,544	37,890
Columbia Banking System Inc.	290	9,892
Comerica Inc.	194	11,504
Commerce Bancorp. Inc.	221	7,465
Commerce Group Inc.	515	15,543
Commerzbank AG	525	22,191
Commonwealth Bank of Australia	1,170	45,464
Community Bank System Inc.	339	7,682
Community Trust Bancorp. Inc.	188	7,351
CompuCredit Corp. (b) (g)	196	6,936
Consolidated-Tomoka Land Co.	108	8,433
Corp. Mapfre SA (g)	1,730	8,658
Corporate Office Properties Trust SBI MD (g)	215	11,455
Corus Bankshares Inc. (g)	449	9,564
Countrywide Financial Corp.	479	20,827
Cousins Properties Inc.	221	8,650
Credit Agricole SA (g)	482	20,643

Credit Saison Co. Ltd.	200	7,176
Credit Suisse Group	906	63,999
Crescent Real Estate Equities Co.	590	11,835
Cullen/Frost Bankers Inc.	627	33,563
CVB Financial Corp.	852	10,650
Daiwa Securities Group Inc.	1,000	12,231
DBS Group Holdings Ltd.	2,000	28,651
Deerfield Triarc Capital Corp. (g)	461	7,699
Delphi Financial Group	349	13,765
Depfa Bank Plc	437	7,729
Deutsche Bank AG	413	58,372
Deutsche Boerse AG	85	17,860
Deutsche Postbank AG	113	9,720
Developers Diversified Realty Corp.	913	61,281
Dexia	651	19,320
DiamondRock Hospitality Co.	477	8,991
Digital Realty Trust Inc.	228	8,194
DnB NOR ASA	637	9,565
Downey Financial Corp.	172	12,305
E*Trade Financial Corp. (b)	360	8,777
EastGroup Properties Inc.	169	9,251
Eaton Vance Corp.	1,244	42,669
Education Realty Trust Inc.	528	7,936
Entertainment Properties Trust	164	10,637
Equity Inns Inc.	489	8,069
Equity Lifestyle Properties Inc.	162	8,947
Equity Office Properties Trust	194	10,777
Equity One Inc.	293	8,128
Equity Residential	180	10,130
Erste Bank der Oesterreichischen Sparkassen AG	208	16,182
Euronext NV	67	8,191
Everest Re Group Ltd.	618	57,845
Extra Space Storage Inc.	427	8,429
EZCORP Inc. - Class A (b) (g)	480	8,030
Fannie Mae	742	41,945
Federated Investors Inc. - Class B	307	10,840
FelCor Lodging Trust Inc.	414	9,137
Fidelity National Title Group Inc. - Class A	1,971	46,792
Fifth Third Bancorp.	488	19,471
Financial Federal Corp.	265	7,579
First American Corp.	919	38,947
First Bancorp.	818	8,736
First Cash Financial Services Inc. (b)	302	7,091
First Community Bancorp. Inc.	207	11,033
First Industrial Realty Trust Inc.	303	14,320
First Merchants Corp.	484	12,531
First Midwest Bancorp Inc.	632	23,725
First Niagara Financial Group Inc.	1,889	27,372
First Potomac Realty Trust	268	8,048

First Republic Bank	241	12,947
First State Bancorp.	549	12,693
FirstFed Financial Corp. (b)	153	10,549
FirstMerit Corp.	1,592	35,852
FNB Corp.	707	12,436
Fondiaria-Sai SpA	163	7,378
Fortis	1,035	43,464
Franklin Bank Corp. (b)	690	13,110
Franklin Resources Inc.	147	17,509
Franklin Street Properties Corp.	431	8,857
Freddie Mac	542	35,192
Fremont General Corp.	502	6,827
Friedman Billings Ramsey Group Inc. - Class A	1,084	8,520
Gecina SA	41	6,792
Genworth Financial Inc. - Class A	498	17,380
Getty Realty Corp.	252	7,850
GFI Group Inc. (b)	125	7,998
Glacier Bancorp. Inc.	505	11,852
Gladstone Investment Corp.	509	7,864
Glimcher Realty Trust	292	8,252
Goldman Sachs Group Inc.	318	67,467
Gramercy Capital Corp. (g)	253	9,141
Great Portland Estates Plc	575	7,948
Greater Bay Bancorp.	864	24,140
Greene County Bancshares Inc.	196	7,195
Greenhill & Co. Inc. (g)	137	10,265
Hammerson Plc	253	7,287
Hancock Holding Co.	202	9,492
Hanmi Financial Corp.	350	7,168
Hanover Insurance Group Inc.	448	21,526
HBOS Plc	2,883	62,930
HCC Insurance Holdings Inc.	1,086	33,883
Healthcare Realty Trust Inc. (g)	322	13,646
Hersha Hospitality Trust	761	8,516
Highland Hospitality Corp.	547	8,686
Highwoods Properties Inc.	838	36,621
Hilb Rogal & Hobbs Co.	286	12,084
Home Properties Inc.	208	13,372
Horace Mann Educators Corp.	386	7,654
Hospitality Properties Trust	730	35,624
HSBC Holdings Plc	8,979	163,181
Hypo Real Estate Holding AG	144	9,491
ICAP Plc	833	7,991
IMPAC Mortgage Holdings Inc.	886	7,637
Independent Bancorp.	353	11,352
Independent Bank Corp.	824	18,186
IndyMac Bancorp. Inc.	639	24,851
ING Groep NV	1,494	65,329
Inland Real Estate Corp.	457	9,241

Innkeepers USA Trust	503	8,244
Insurance Australia Group Ltd.	2,247	11,290
International Securities Exchange Inc. - Class A	265	10,979
Investec Plc	604	7,405
Investors Bancorp Inc. (b)	496	7,648
Investors Financial Services Corp.	608	28,436
Irwin Financial Corp.	345	7,531
Japan Prime Realty Investment Corp.	2	7,474
Japan Real Estate Investment Corp.	1	11,767
Japan Retail Fund Investment Corp.	1	9,115
Jefferies Group Inc.	928	27,339
JER Investors Trust Inc.	377	7,721
JPMorgan Chase & Co.	2,646	134,761
KeyCorp	436	16,642
Kimco Realty Corp.	174	8,630
KKR Financial Corp.	573	15,505
Klepierre (g)	41	7,268
Knight Capital Group Inc. (b)	737	13,318
LaBranche & Co. Inc. (b)	793	7,438
Land Securities Group Plc	254	10,679
LandAmerica Financial Group Inc.	181	11,414
LaSalle Hotel Properties	261	12,426
Legal & General Group Plc	5,272	16,029
Lehman Brothers Holdings Inc.	421	34,623
Lend Lease Corp. Ltd.	537	7,902
Leopalace21 Corp.	200	6,364
Leucadia National Corp.	1,489	40,739
Lexington Corporate Properties Trust	485	10,321
Liberty International Plc	285	7,111
Liberty Property Trust	770	39,840
Link REIT	4,000	9,417
Lloyds TSB Group Plc	4,318	49,332
Loews Corp.	349	15,168
Longview Fibre Co.	1,019	21,379
LTC Properties Inc.	286	8,065
Macerich Co.	617	58,942
Mack-Cali Realty Corp.	529	29,434
Macquarie Goodman Group	1,302	7,431
MAF Bancorp Inc.	414	18,605
Maguire Properties Inc.	228	9,907
Man Group Plc	1,276	13,406
Marlin Business Services Inc. (b) (g)	461	10,801
Marsh & McLennan Cos. Inc.	450	13,275
Marshall & Ilsley Corp.	341	16,047
MB Financial Inc.	355	13,107
MCG Capital Corp.	438	8,659
Medical Properties Trust Inc. (g)	510	7,971
Mediobanca SpA	689	15,715
Mercantile Bankshares Corp.	1,175	55,354

Mercury General Corp.	420	21,907
Merrill Lynch & Co. Inc.	674	63,059
MetLife Inc.	596	37,024
MFA Mortgage Investments Inc.	1,014	7,544
Mid-America Apartment Communities Inc.	167	10,040
Mid-State Bancshares	214	7,845
Millea Holdings Inc.	600	21,429
Mills Corp.	465	10,067
Mitsubishi Estate Co. Ltd.	1,000	28,588
Mitsubishi UFJ Financial Group Inc.	7	84,687
Mitsui Fudosan Co. Ltd.	1,000	25,936
Mitsui Sumitomo Insurance Co. Ltd.	1,000	11,949
Mitsui Trust Holding Inc.	1,000	10,946
Mizuho Financial Group Inc.	7	50,464
Morgan Stanley	803	66,480
Move Inc. (b)	1,416	8,949
Muenchener Rueckversicherungs AG	163	25,706
National Australia Bank Ltd.	1,200	37,666
National Bank of Greece SA	712	36,841
National Health Investors Inc.	236	7,576
National Penn Bancshares Inc.	509	9,569
National Retail Properties Inc.	417	9,904
Nationwide Health Properties Inc.	566	18,859
Navigators Group Inc. (b)	162	7,742
New Plan Excel Realty Trust	880	25,626
New York Community Bancorp. Inc.	2,342	39,556
NewAlliance Bancshares Inc.	1,469	23,504
Newcastle Investment Corp.	311	10,083
Nippon Building Fund Inc.	1	14,833
Nomura Holdings Inc.	1,800	36,618
Nomura Real Estate Office Fund Inc. (g)	1	10,772
Nordea Bank AB	2,047	31,986
NorthStar Realty Finance Corp.	471	8,313
Novastar Financial Inc. (g)	293	6,223
NTT Urban Development Corp.	4	8,021
Nuveen Investments Inc. - Class A	730	36,135
Odyssey Re Holdings Corp.	209	8,245
Ohio Casualty Corp.	1,056	31,194
Old Mutual Plc	4,362	14,719
Old Republic International Corp.	2,214	49,372
Omega Healthcare Investors Inc.	440	7,977
OMX AB	424	8,450
ORIX Corp.	80	22,937
Oversea-Chinese Banking Corp.	6,000	30,865
Pacific Capital Bancorp.	414	13,231
Park National Corp. (g)	126	12,415
Parkway Properties Inc.	153	8,392
Pennsylvania Real Estate Investment Trust	281	11,999
PFF Bancorp Inc.	226	7,655

Phoenix Cos. Inc.	821	12,340
Pico Holdings Inc. (b)	224	9,632
Pinnacle Financial Partners Inc. (b)	301	9,578
Piper Jaffray Cos. (b)	134	9,238
Plum Creek Timber Co. Inc.	196	7,889
PMI Group Inc.	817	39,069
PNC Financial Services Group Inc.	247	18,221
Portfolio Recovery Associates Inc. (b)	167	7,259
Post Properties Inc.	304	14,744
Potlatch Corp. (b)	600	28,326
Preferred Bank	130	8,499
Presidential Life Corp.	355	7,714
Principal Financial Group	270	16,635
PrivateBancorp Inc.	187	6,992
ProAssurance Corp. (b)	298	15,135
Progressive Corp.	769	17,833
Prologis	150	9,750
Prosperity Bancshares Inc.	341	11,935
Protective Life Corp.	703	34,398
Provident Bankshares Corp.	380	13,467
Provident Financial Plc	568	8,141
Provident Financial Services Inc.	1,028	18,710
Prudential Financial Inc.	392	34,939
Prudential Plc (f)	1,869	25,190
PS Business Parks Inc.	110	8,273
Public Storage Inc.	80	8,701
QBE Insurance Group Ltd.	909	21,741
Radian Group Inc.	748	45,045
RAIT Investment Trust	343	12,825
Ramco-Gershenson Properties	205	7,679
Raymond James Financial Inc.	875	27,930
Rayonier Inc.	681	29,419
Realogy Corp. (b)	257	7,684
Realty Income Corp.	686	19,743
Redwood Trust Inc.	134	8,517
Regency Centers Corp.	578	50,344
Republic Property Trust	676	7,740
Resona Holdings Inc.	4	11,104
RLI Corp.	199	11,013
Rodamco Europe NV	59	7,974
Royal Bank of Scotland Group Plc	2,443	98,156
S&T Bancorp Inc. (g)	225	7,799
Safety Insurance Group Inc.	154	7,521
Sampo Oyj	333	9,084
Sandy Spring Bancorp. Inc.	425	15,304
Saul Centers Inc.	141	7,603
SBI Holdings Inc.	23	8,910
Seacoast Banking Corp.	345	7,973
SEI Investments Co.	568	35,403

Selective Insurance Group	246	12,657
Senior Housing Properties Trust	463	12,029
Signature Bank (b)	252	8,344
Simon Property Group Inc.	141	16,129
Skandinaviska Enskilda Banken AB	576	19,228
Societe Generale - Class A	291	51,392
Sompo Japan Insurance Inc.	1,000	12,695
Sovereign Bancorp Inc.	399	9,835
Sovran Self Storage Inc.	147	8,820
Spirit Finance Corp.	799	10,003
St. Paul Travelers Cos. Inc. (b)	538	27,357
StanCorp Financial Group Inc.	572	27,370
Standard Life Plc (b)	1,947	11,246
State Street Corp.	285	20,249
Sterling Financial Corp.	338	11,211
Stewart Information Services Corp.	180	7,567
Stifel Financial Corp. (b) (g)	202	9,732
Strategic Hotel Capital Inc.	512	11,018
Sumitomo Mitsui Financial Group Inc.	5	50,961
Sumitomo Trust & Banking Co. Ltd.	1,000	10,698
Sun Communities Inc.	437	13,814
Sun Hung Kai Properties Ltd.	2,000	24,207
Suncorp-Metway Ltd.	1,157	19,407
Susquehanna Bancshares Inc.	502	12,670
SVB Financial Group (b)	595	27,757
Svenska Handelsbanken - Class A	698	21,342
Swiss Reinsurance (g)	281	23,363
Synovus Financial Corp.	376	12,006
T&D Holdings Inc.	200	13,474
Takefuji Corp.	200	8,054
Tanger Factory Outlet Centers Inc.	200	8,120
TCF Financial Corp.	1,168	29,644
Technology Investment Capital Corp.	483	8,066
Tejon Ranch Co. (b)	140	7,564
Tokyu Land Corp.	1,000	10,217
Tompkins Trustco Inc.	231	10,109
Torchmark Corp.	197	12,803
Tower Group Inc.	251	8,434
Triad Guaranty Inc. (b)	142	7,313
TrustCo Bank Corp.	701	7,375
Trustreet Properties Inc.	484	8,199
U.S. Bancorp	1,372	48,843
UBS AG	1,592	99,592
UCBH Holdings Inc.	807	15,131
UMB Financial Corp.	410	14,994
Umpqua Holdings Corp.	470	13,372
Unibail SA (g)	32	8,070
UniCredito Italiano SpA	6,252	57,855
United Community Banks Inc.	326	10,647

United Dominion Realty Trust Inc.	1,091	35,774
United Fire & Casualty Co.	233	7,887
United Overseas Bank Ltd.	2,000	24,614
Unitrin Inc.	398	20,382
Universal Health Realty Income Trust	221	8,937
UnumProvident Corp.	375	8,250
Urstadt Biddle Properties Inc. - Class A	469	9,113
USI Holdings Corp. (b)	508	8,397
U-Store-It Trust	380	8,349
Vornado Realty Trust	74	9,054
W Holding Co. Inc.	1,309	6,885
Wachovia Corp.	1,485	83,903
Waddell & Reed Financial Inc. - Class A	1,423	36,528
Washington Federal Inc.	1,021	23,677
Washington Mutual Inc.	736	32,818
Washington Real Estate Investment Trust	270	11,543
Webster Financial Corp.	598	29,792
Weingarten Realty Investors	629	31,142
Wells Fargo & Co.	2,593	93,141
WesBanco Inc.	233	7,409
WestAmerica Bancorp.	689	34,347
Westfield Group	1,167	20,218
Westpac Banking Corp.	2,044	39,793
Wilmington Trust Corp.	789	33,083
Wing Hang Bank Ltd.	500	6,308
Winston Hotels Inc.	589	8,205
Winthrop Realty Trust	1,139	7,677
Wintrust Financial Corp.	259	11,860
World Acceptance Corp. (b)	166	7,306
WR Berkley Corp.	1,557	51,521
WSFS Financial Corp.	177	12,283
XL Capital Ltd. - Class A	202	13,939
Yardville National Bancorp	313	11,873
Zenith National Insurance Corp.	293	13,391
Zions Bancorp.	137	11,621
Zurich Financial Services AG	114	30,663
		9,172,977
HEALTH CARE - 8.1%
Abbott Laboratories	1,113	58,989
Adams Respiratory Therapeutics Inc. (b)	220	9,867
Adolor Corp. (b)	1,037	7,249
Advanced Magnetics Inc. (b)	131	7,982
Advanced Medical Optics Inc. (b)	531	19,514
Aetna Inc.	417	17,581
Affymetrix Inc. (b) (g)	1,096	27,356
Air Methods Corp. (b) (g)	279	7,550
Akorn Inc. (b)	1,248	7,650
Alexion Pharmaceuticals Inc. (b)	229	9,520
Alfresa Holdings Corp.	100	6,281

Align Technology Inc. (b)	558	9,235
Alkermes Inc. (b)	696	10,384
Allergan Inc.	106	12,371
Allscripts Healthcare Solutions Inc. (b)	297	9,088
Alnylam Pharmaceuticals Inc. (b)	364	7,710
Alpharma Inc. - Class A	324	8,926
Altana AG (g)	126	7,758
Amedisys Inc. (b)	237	7,660
American Medical Systems Holdings Inc. (b)	502	9,990
AMERIGROUP Corp. (b)	354	12,836
AmerisourceBergen Corp.	173	9,062
Amgen Inc. (b)	880	61,926
AMN Healthcare Services Inc. (b)	283	7,324
Amsurg Corp. (b)	339	7,458
Analogic Corp.	139	8,162
Applera Corp. - Applied Biosystems Group	213	7,404
Applera Corp. - Celera Genomics Group (b)	558	8,850
Apria Healthcare Group Inc. (b)	687	19,078
Arena Pharmaceuticals Inc. (b)	604	7,713
Ariad Pharmaceuticals Inc. (b)	1,518	7,772
Array BioPharma Inc. (b)	604	8,311
Arthrocare Corp. (b)	195	7,196
Astellas Pharma Inc.	300	12,753
AstraZeneca Plc	1,152	64,279
Atherogenics Inc. (b) (g)	787	9,287
Auxilium Pharmaceuticals Inc. (b)	531	7,338
Barr Laboratories Inc. (b)	156	8,349
Baxter International Inc.	476	23,638
Beckman Coulter Inc.	538	34,712
Becton Dickinson & Co.	157	12,080
Biocryst Pharmaceuticals Inc. (b)	675	6,865
Biogen Idec Inc. (b)	245	11,843
BioMarin Pharmaceutical Inc. (b) (g)	610	11,553
Biomet Inc.	189	8,006
Bio-Rad Laboratories Inc. - Class A (b)	120	10,325
Biosite Inc. (b) (g)	160	8,621
Boston Scientific Corp. (b)	939	17,325
Bradley Pharmaceuticals Inc. (b)	379	7,622
Bristol-Myers Squibb Co.	1,428	41,112
Cambrex Corp.	343	7,505
Cardinal Health Inc.	296	21,140
Caremark Rx Inc.	318	19,481
Centene Corp. (b)	321	7,999
Cephalon Inc. (b)	516	37,364
Cepheid Inc. (b)	918	7,592
Charles River Laboratories International Inc. (b)	589	26,505
Chemed Corp.	211	7,702
Chugai Pharmaceutical Co. Ltd.	400	8,966
Cie Generale d’Optique Essilor International SA	82	9,197

Clegene Corp. (b)	251	13,474
Community Health Systems Inc. (b)	886	31,675
Computer Programs & Systems Inc.	229	7,271
Conceptus Inc. (b)	366	8,488
Conmed Corp. (b)	337	8,155
Conor Medsystems Inc. (b) (g)	249	8,272
Corvel Corp. (b)	164	7,729
Covance Inc. (b)	545	33,599
Coventry Health Care Inc. (b)	156	8,042
CR Bard Inc.	94	7,757
Cross Country Healthcare Inc. (b)	357	8,054
CSL Ltd.	151	8,141
Cubist Pharmaceuticals Inc. (b)	431	7,930
CV Therapeutics Inc. (b) (g)	559	7,541
Cyberonics Inc. (b) (g)	378	7,964
Cytyc Corp. (b)	979	28,313
Daiichi Sankyo Co. Ltd.	400	11,137
Datascope Corp.	214	7,905
DENTSPLY International Inc.	1,289	39,753
Digene Corp. (b)	163	8,386
Dionex Corp. (b)	138	8,200
DJ Orthopedics Inc. (b)	182	7,535
Eclipsys Corp. (b)	379	7,428
Edwards Lifesciences Corp. (b)	495	25,324
Eisai Co. Ltd.	100	5,129
Elan Corp. Plc (b)	550	6,803
Eli Lilly & Co.	716	38,750
eResearch Technology Inc. (b)	1,159	8,113
Exelixis Inc. (b)	867	8,497
Express Scripts Inc. (b)	112	7,786
Forest Laboratories Inc. (b)	222	12,456
Fresenius Medical Care AG & Co. KGaA	59	7,882
Gen-Probe Inc. (b)	451	23,326
Gentiva Health Services Inc. (b)	409	8,098
Genzyme Corp. (b)	200	13,146
Geron Corp. (b) (g)	888	7,273
Getinge AB - Class B	348	7,561
Gilead Sciences Inc. (b)	321	20,647
GlaxoSmithKline Plc	4,327	116,043
GN Store Nord	528	7,776
Greatbatch Inc. (b)	290	8,523
Haemonetics Corp. (b)	206	9,937
Health Net Inc. (b)	1,053	51,292
Healthways Inc. (b) (g)	241	10,944
Henry Schein Inc. (b)	753	38,230
Hillenbrand Industries Inc.	515	29,360
Hologic Inc. (b)	363	20,165
Hospira Inc. (b)	232	8,533
Human Genome Sciences Inc. (b)	895	10,543

Humana Inc. (b)	141	7,826
Idevus Pharmaceuticals Inc. (b)	1,099	7,067
Illumina Inc. (b) (g)	312	12,745
Immucor Inc. (b)	461	14,540
IMS Health Inc.	284	8,196
Incyte Corp. (b)	1,336	9,926
Integra LifeSciences Holdings Corp. (b)	183	7,878
InterMune Inc. (b)	254	8,890
Intuitive Surgical Inc. (b)	322	31,688
Invacare Corp.	318	6,866
inVentiv Health Inc. (b)	221	7,755
Inverness Medical Innovations Inc. (b) (g)	221	9,110
Invitrogen Corp. (b)	425	26,023
Isis Pharmaceuticals Inc. (b)	701	7,283
Johnson & Johnson	2,134	142,551
Kaken Pharmaceutical Co. Ltd.	1,000	8,013
Kensey Nash Corp. (b)	245	7,762
Keryx Biopharmaceuticals Inc. (b)	586	6,686
KV Pharmaceutical Co. - Class A (b)	328	8,275
Kyphon Inc. (b)	317	14,832
Laboratory Corp. of America Holdings (b)	106	7,785
LCA-Vision Inc.	227	8,789
LHC Group Inc. (b)	274	7,132
LifeCell Corp. (b)	323	7,723
LifePoint Hospitals Inc. (b)	530	18,009
Lincare Holdings Inc. (b)	820	32,267
Luminex Corp. (b)	614	7,804
Magellan Health Services Inc. (b)	263	10,733
Manor Care Inc.	166	8,838
Martek Biosciences Corp. (b) (g)	458	10,676
Matria Healthcare Inc. (b)	271	7,488
McKesson Corp.	221	12,321
Medarex Inc. (b) (g)	841	11,328
Medco Health Solutions Inc. (b)	222	13,145
Mediceo Paltac Holdings Co. Ltd.	400	7,507
Medicines Co. (b)	331	10,135
Medics Pharmaceutical Corp. (g)	858	32,544
Medimmune Inc. (b)	241	8,353
Medtronic Inc.	849	45,379
Mentor Corp.	258	13,155
Merck & Co. Inc.	1,595	71,376
Merck KGaA	75	8,745
Merit Medical Systems Inc. (b)	492	7,754
MGI Pharma Inc. (b)	553	10,629
Millennium Pharmaceuticals Inc. (b)	2,648	29,393
Molina Healthcare Inc. (b)	240	7,399
Momenta Pharmaceuticals Inc. (b)	496	9,568
Myriad Genetics Inc. (b)	258	9,221
Nabi Biopharmaceuticals (b)	1,150	6,670

Nektar Therapeutics (b) (g)	632	8,026
Neurocrine Biosciences Inc. (b) (g)	749	10,471
New River Pharmaceuticals Inc. (b) (g)	143	7,994
Nobel Biocare Holding AG	26	8,608
Novartis AG	1,710	98,380
Novavax Inc. (b)	1,902	7,798
Noven Pharmaceuticals Inc. (b)	306	8,372
Novo-Nordisk A/S - Class B	176	15,167
NuVasive Inc. (b)	338	8,183
Omnicare Inc.	1,075	43,204
Omnicell Inc. (b)	419	8,682
Onyx Pharmaceuticals Inc. (b)	737	8,733
Option Care Inc. (g)	547	7,215
OSI Pharmaceuticals Inc. (b)	396	13,472
Owens & Minor Inc.	284	9,500
Palomar Medical Technologies Inc. (b)	154	7,663
Par Pharmaceutical Cos. Inc. (b)	504	13,296
Parexel International Corp. (b)	269	8,810
PDL BioPharma Inc. (b)	1,007	20,654
Perrigo Co.	1,181	20,408
Pfizer Inc.	5,323	139,676
Pharmaceutical Product Development Inc.	890	30,705
PharmaNet Development Group Inc. (b)	353	7,007
Pharmion Corp. (b)	303	9,651
PolyMedica Corp.	193	7,728
Pozen Inc. (b)	459	7,762
PRA International (b) (g)	309	7,391
Progenics Pharmaceuticals Inc. (b)	303	9,081
PSS World Medical Inc. (b)	457	9,149
Psychiatric Solutions Inc. (b)	849	33,060
Quest Diagnostics Inc.	147	7,715
Quidel Corp. (b)	573	7,787
Regeneron Pharmaceuticals Inc. (b)	389	7,737
Resmed Inc. (b)	649	34,124
Rigel Pharmaceuticals Inc. (b)	657	7,457
Roche Holding AG	520	97,716
Salix Pharmaceuticals Ltd. (b)	641	9,102
Sanofi-Aventis (g)	759	66,725
Santen Pharmaceutical Co. Ltd.	300	8,452
Savient Pharmaceuticals Inc. (b)	696	10,391
Schering-Plough Corp.	1,058	26,450
Sciele Pharma Inc. (b) (g)	325	7,719
Sepracor Inc. (b)	954	54,435
Serono SA - Class B	9	7,960
Sirona Dental Systems Inc.	203	8,692
Smith & Nephew Plc	783	8,811
Sonic Healthcare Ltd.	665	7,488
St. Jude Medical Inc. (b)	308	13,170
STERIS Corp.	1,038	26,822

Stryker Corp.	195	12,078
Suzuken Co. Ltd.	200	6,944
Symbion Inc. (b) (g)	421	7,873
Takeda Pharmaceutical Co. Ltd.	600	39,128
Tanabe Seiyaku Co. Ltd.	1,000	13,515
Tanox Inc. (b) (g)	392	7,609
Techne Corp. (b)	346	20,082
Terumo Corp.	200	8,038
Thermo Electron Corp. (b)	248	11,867
Thoratec Corp. (b)	444	7,996
Triad Hospitals Inc. (b)	791	33,618
Trizetto Group (b)	425	8,815
UCB SA	114	7,555
United Surgical Partners International Inc. (b)	368	11,213
United Therapeutics Corp. (b)	172	9,219
UnitedHealth Group Inc.	1,078	56,336
Universal Health Services Inc.	488	28,270
Valeant Pharmaceutical International	1,462	25,775
Varian Inc. (b)	500	26,755
Varian Medical Systems Inc. (b)	1,128	52,035
VCA Antech Inc. (b)	760	25,551
Ventana Medical Systems Inc. (b) (g)	481	20,250
Vertex Pharmaceuticals Inc. (b)	1,074	37,966
ViroPharma Inc. (b)	533	9,077
Vital Images Inc. (b)	224	7,515
WellPoint Inc. (b)	490	38,406
West Pharmaceutical Services Inc.	185	8,978
William Demant Holding (b)	96	8,130
Wright Medical Group Inc. (b)	335	7,333
Wyeth	981	48,470
Zimmer Holdings Inc. (b)	168	14,148
Zoll Medical Corp. (b)	134	8,403
ZymoGenetics Inc. (b)	501	7,990
		4,137,113
INDUSTRIALS - 10.3%
3M Corp.	577	42,871
AAR Corp. (b)	267	7,954
ABB Ltd.	1,593	28,180
ABM Industries Inc.	475	12,274
ABX Air Inc. (b)	1,126	7,691
Acciona SA (g)	42	8,624
ACCO Brands Corp. (b)	346	8,349
ACS Actividades Construccion Y Servicios SA	138	7,506
Actuant Corp. - Class A	237	11,800
Acuity Brands Inc.	277	16,069
Adesa Inc.	838	24,319
Administaff Inc.	182	7,451
Advisory Board Co. (b)	164	9,235
AGCO Corp. (b)	793	26,938

AirTran Holdings Inc. (b)	1,497	16,572
Alaska Air Group Inc. (b)	673	28,838
Alexander & Baldwin Inc.	513	25,363
Alfa Laval AB	173	8,115
Alliant Techsystems Inc. (b)	317	25,677
Alstom RGPT (b)	86	10,503
AMERCO Inc. (b)	90	7,541
American Commercial Lines Inc. (b)	216	15,215
American Power Conversion Corp.	255	7,839
American Reprographics Co. (b)	234	7,329
American Science & Engineering Inc. (b) (g)	131	7,164
American Standard Cos. Inc.	208	10,273
Ameron International Corp.	102	8,228
Ametek Inc.	984	34,105
AO Smith Corp.	208	7,977
AP Moller - Maersk Group	1	10,086
Applied Industrial Tech Inc.	309	7,571
Arkansas Best Corp.	217	8,294
Asahi Glass Co. Ltd. (g)	1,000	13,175
Astec Industries Inc. (b)	222	7,994
ASV Inc. (b) (g)	479	8,119
Atlas Air Worldwide Holdings Inc. (b) (g)	175	8,391
Avery Dennison Corp.	115	7,861
Avis Budget Group Inc. (b)	923	23,500
BAE Systems Plc	2,503	20,544
Baldor Electric Co.	407	14,375
Barnes Group Inc.	405	8,675
BE Aerospace Inc. (b)	548	16,319
Beacon Roofing Supply Inc. (b) (g)	414	8,628
Belden CDT Inc.	339	14,662
Blount International Inc. (b)	580	7,557
Boeing Co.	597	53,467
Brady Corp. - Class A	349	13,070
Brambles Ltd. (b)	1,322	14,249
Brink’s Co.	432	26,849
British Airways Plc (b)	756	7,987
Bucyrus International Inc. - Class A (g)	234	10,860
Bunzl Plc	634	7,960
Burlington Northern Santa Fe Corp.	288	23,144
Capita Group Plc	657	8,184
Carlisle Cos. Inc.	286	23,292
Cascade Corp.	147	7,897
Caterpillar Inc.	535	34,277
Cathay Pacific Airways Ltd.	4,000	10,298
Celadon Group Inc. (b)	466	7,824
Central Japan Railway Co.	1	10,689
Cenveo Inc. (b)	374	8,744
Ceradyne Inc. (b)	196	10,600
CH Robinson Worldwide Inc.	1,556	82,546

Charter Plc (b)	440	7,348
ChoicePoint Inc. (b)	783	30,138
Cie de Saint-Gobain	264	24,912
Clarcor Inc.	533	18,474
Clean Harbors Inc (b)	161	8,636
Cobham Plc	2,058	8,350
Comfort Systems USA Inc.	617	7,540
Commercial Vehicle Group Inc. (b)	371	7,494
COMSYS IT Partners Inc. (b)	386	8,353
Consolidated Graphics Inc. (b)	132	8,184
Con-Way Inc.	466	23,179
Copart Inc. (b)	635	18,694
Corporate Executive Board Co.	365	33,116
CoStar Group Inc. (b)	146	6,931
CRA International Inc. (b)	149	8,034
Crane Co.	522	20,269
CSX Corp.	332	12,214
Curtiss-Wright Corp.	326	12,447
Dai Nippon Printing Co. Ltd.	1,000	15,678
Daikin Industries Ltd.	300	9,919
Davis Service Group Plc	791	8,369
Deere & Co.	184	18,452
Deluxe Corp.	929	27,796
Deutsche Post AG	638	19,624
Dollar Thrifty Automotive Group (b)	196	9,237
Donaldson Co. Inc.	733	25,816
DRS Technologies Inc.	378	20,941
DSV A/S	43	7,404
Dun & Bradstreet Corp. (b)	574	48,790
Dynamic Materials Corp.	278	8,212
East Japan Railway Co.	3	20,807
Eaton Corp.	169	13,241
EGL Inc. (b)	262	9,985
ElkCorp.	190	8,238
EMCOR Group Inc. (b)	178	10,221
Emerson Electric Co.	913	41,058
Encore Wire Corp. (g)	354	8,411
Energy Conversion Devices Inc. (b) (g)	278	9,577
EnerSys (b)	488	7,935
Ennis Inc.	319	8,036
EnPro Industries Inc. (b)	235	7,767
ESCO Technologies Inc. (b)	240	11,465
Esterline Technologies Corp. (b)	226	9,033
European Aeronautic Defence & Space Co. NV	298	9,889
Evergreen Solar Inc. (b) (g)	1,030	8,642
Expeditors International Washington Inc.	1,898	81,026
Experian Group Ltd.	874	9,917
Fanuc Ltd.	200	18,479
Fastenal Co. (g)	1,115	41,567

Federal Signal Corp.	637	10,460
FedEx Corp.	238	26,275
Florida East Coast Industries Inc. - Class A	273	16,544
Flowserve Corp. (b)	517	27,437
Fluor Corp.	96	7,930
Fomento de Construcciones y Contratas SA	77	8,039
Franklin Electric Co. Inc.	254	12,797
FTI Consulting Inc. (b)	309	8,470
G&K Services Inc. - Class A	201	7,495
Gamesa Corp. Tecnologica SA	284	7,755
GATX Corp.	444	20,246
General Cable Corp. (b)	363	15,656
General Dynamics Corp.	306	23,914
General Electric Corp.	7,893	284,543
Genlyte Group Inc. (b)	192	14,548
Geo Group Inc. (b)	208	9,115
Goodrich Corp.	171	8,382
Gorman-Rupp Co. (g)	236	9,534
Graco Inc.	679	27,683
GrafTech International Ltd. (b)	1,127	9,151
Granite Construction Inc.	521	27,905
Griffon Corp. (b)	306	7,883
Group 4 Securicor Plc	2,120	7,841
Grupo Ferrovial SA	80	8,003
Harsco Corp.	411	35,297
Hays Plc	2,503	7,758
Healthcare Services Group	269	7,779
Heartland Express Inc.	528	8,939
Heico Corp. (g)	201	7,365
Herman Miller Inc.	1,071	40,270
Hexcel Corp. (b)	674	12,968
HNI Corp.	494	23,979
Honeywell International Inc.	641	29,287
HUB Group Inc. - Class A (b)	291	8,689
Hudson Highland Group Inc. (b)	468	7,390
IHS Inc. (b)	198	7,536
IKON Office Solutions Inc.	769	11,458
Illinois Tool Works Inc.	419	21,365
IMI Plc	802	8,138
Insteel Industries Inc.	438	7,310
InterLine Brands Inc. (b)	347	7,887
Intertek Group Plc	478	8,053
Invensys Plc (b)	1,448	8,435
Itochu Corp.	1,000	8,734
ITT Industries Inc.	253	15,091
Jacobs Engineering Group Inc. (b)	495	44,822
Jacuzzi Brands Inc. (b) (g)	628	7,806
JB Hunt Transport Services Inc.	955	23,999
JetBlue Airways Corp. (b) (g)	2,820	38,578

John H Harland Co.	217	10,932
Joy Global Inc.	1,049	48,747
K&F Industries Holdings Inc. (b)	343	7,988
Kajima Corp.	2,000	9,248
Kaman Corp. - Class A	348	7,931
Kaydon Corp.	276	11,896
Keisei Electric Railway Co. Ltd.	1,000	6,024
Kelly Services Inc. - Class A	455	14,110
Kenexa Corp. (b)	235	8,578
Kennametal Inc.	418	25,832
Kingspan Group Plc	295	7,448
Kintetsu Corp.	3,000	8,825
Knoll Inc. (g)	355	7,806
Komatsu Ltd.	1,000	21,130
Korn/Ferry International (b)	675	16,119
Kuehne & Nagel International AG	107	8,260
L-3 Communications Holdings Inc.	113	9,304
Labor Ready Inc. (b)	432	8,113
Ladish Co. Inc. (b)	210	8,547
Lincoln Electric Holdings Inc.	401	24,369
Lindsay Manufacturing Co.	239	7,598
Lockheed Martin Corp.	258	25,075
Macquarie Infrastructure Group	3,650	10,374
Manpower Inc.	742	54,114
Marubeni Corp.	2,000	10,772
Masco Corp.	435	13,916
Meitec Corp.	300	9,272
Mesa Air Group Inc. (b)	910	6,816
Metso Oyj	155	8,210
Middleby Corp. (b)	75	8,384
Mine Safety Appliances Co.	510	19,559
Mitsubishi Corp. (g)	1,200	24,263
Mitsubishi Heavy Industries Ltd.	4,000	20,550
Mitsubishi Logistics Corp.	1,000	16,158
Mitsui & Co. Ltd.	1,000	15,976
Mitsui OSK Lines Ltd.	1,000	10,408
Mobile Mini Inc. (b)	290	7,711
Monster Worldwide Inc. (b)	167	8,251
Moog Inc. - Class A (b)	280	10,917
MSC Industrial Direct Co. - Class A	487	21,034
MTR Corp.	6,000	15,869
Mueller Water Products Inc. (g)	1,011	13,901
National Express Group Plc	353	7,317
Navigant Consulting Inc. (b)	810	16,832
Navistar International Corp. (b)	500	22,120
NCI Building Systems Inc. (b)	162	9,221
Nippon Express Co. Ltd.	1,000	5,676
Nippon Yusen KK	1,000	7,648
Nordson Corp.	538	27,825

Norfolk Southern Corp.	318	15,789
Northrop Grumman Corp.	277	19,650
Obayashi Corp.	1,000	6,082
Okumura Corp.	2,000	10,441
Old Dominion Freight Line Inc. (b)	324	9,001
On Assignment Inc. (b)	664	8,572
Orbital Sciences Corp. (b)	423	7,216
Orkla ASA	193	11,567
Oshkosh Truck Corp.	690	36,432
Paccar Inc.	214	14,310
Parker Hannifin Corp.	137	11,338
Pentair Inc.	956	29,789
Perini Corp. (b)	253	7,646
PHH Corp. (b)	412	12,055
Pitney Bowes Inc.	370	17,712
Plug Power Inc. (b)	2,005	7,218
Power-One Inc. (b)	1,071	7,915
Precision Castparts Corp.	1,192	105,957
PW Eagle Inc. (g)	226	7,453
Quanta Services Inc. (b)	1,005	20,673
Raytheon Co.	337	17,490
RBC Bearings Inc. (b)	272	8,345
Regal-Beloit Corp. (g)	246	12,379
Rentokil Initial Plc	2,544	8,060
Republic Services Inc. - Class A	1,048	45,326
Resources Connection Inc. (b)	366	11,492
Robbins & Myers Inc.	170	7,392
Rockwell Collins Inc.	143	9,754
Rollins Inc.	569	12,416
Rolls-Royce Group Plc (b)	1,480	13,608
Roper Industries Inc.	776	40,290
RR Donnelley & Sons Co.	224	8,310
Sacyr Vallehermoso SA	131	7,939
SAIC Inc. (b)	643	11,928
Sandvik AB	1,286	20,447
Sanwa Shutter Corp.	1,000	5,999
Schneider Electric SA	239	28,861
School Specialty Inc. (b) (g)	208	8,102
Sequa Corp. - Class A (b)	105	13,229
SGS SA	7	7,677
Shimizu Corp.	2,000	10,772
Siemens AG	676	74,459
Simpson Manufacturing Co. Inc. (g)	359	11,743
SKF AB	722	14,232
SkyWest Inc.	514	13,950
SMC Corp.	100	14,253
Smiths Group Plc	807	16,894
Societe BIC SA	112	7,562
Southwest Airlines Co.	782	11,808

SPX Corp.	517	36,288
Standard Parking Corp. (b)	203	7,730
Standex International Corp.	400	11,656
Stericycle Inc. (b)	410	31,570
Sterling Construction Co. Inc. (b)	358	7,346
Sulzer AG	7	9,912
Sumitomo Corp.	1,000	15,512
Sumitomo Electric Industries Ltd.	1,100	16,845
Swift Transportation Co. Inc. (b)	471	14,375
Taisei Corp.	3,000	10,068
Taser International Inc. (b) (g)	1,025	7,944
Teledyne Technologies Inc. (b)	260	9,919
Teleflex Inc.	387	25,844
TeleTech Holdings Inc. (b)	327	8,813
Tennant Co.	343	10,606
Terex Corp. (b)	121	6,884
Tetra Tech Inc. (b)	433	7,785
Textron Inc.	108	10,062
Thomas & Betts Corp. (b)	515	24,663
Timken Co.	887	25,377
Titan International Inc. (g)	387	8,975
TNT NV	362	16,282
Toll Holdings Ltd.	597	9,712
Tomkins Plc	1,622	8,676
Toppan Printing Co. Ltd.	1,000	10,756
Transurban Group	1,299	7,798
Travis Perkins Plc	201	7,859
Tredegar Corp.	345	7,925
Trinity Industries Inc.	717	27,425
Triumph Group Inc.	149	8,374
Tyco International Ltd.	1,518	48,394
UAP Holding Corp.	359	8,993
Union Pacific Corp.	216	21,816
United Industrial Corp.	154	7,779
United Parcel Service Inc. - Class B	841	60,787
United Rentals Inc. (b)	575	14,806
United Technologies Corp.	773	52,579
Vallourec	30	7,754
Valmont Industries Inc.	141	7,821
Vestas Wind Systems A/S (b)	185	8,165
Viad Corp.	192	8,052
Vinci SA (g)	133	18,271
Volt Information Sciences Inc. (b)	233	8,221
Wabtec Corp.	390	12,488
Washington Group International Inc. (b) (g)	191	10,912
Waste Management Inc.	445	16,901
Watson Wyatt Worldwide Inc.	295	13,066
Watts Water Technologies Inc.	250	10,993
Werner Enterprises Inc.	918	17,450

Wesfarmers Ltd.	616	18,248
Williams Scotsman International Inc. (b)	398	8,047
Wolseley Plc	601	15,562
Woodward Governor Co.	264	11,045
WW Grainger Inc.	112	8,696
Yamato Transport Co. Ltd.	1,000	14,997
YRC Worldwide Inc. (b)	530	23,505
Zodiac SA	116	7,952
		5,248,860
INFORMATION TECHNOLOGY - 10.5%
24/7 Real Media Inc. (b)	862	8,715
3Com Corp. (b)	6,313	24,621
Acacia Research Corp. (b)	583	7,905
Actel Corp. (b)	430	7,680
Activision Inc. (b)	2,190	37,296
Acxiom Corp.	628	14,256
Adaptec Inc. (b)	1,674	6,026
Adobe Systems Inc. (b)	445	17,297
Adtran Inc.	1,060	23,490
Advanced Energy Industries Inc. (b)	413	7,157
Advanced Micro Devices Inc. (b) (g)	444	6,904
Advent Software Inc. (b)	333	11,905
Aeroflex Inc. (b)	666	7,965
Agile Software Corp. (b)	1,268	7,938
Agilent Technologies Inc. (b)	330	10,560
Agilysis Inc.	466	8,831
Alcatel SA	1,777	22,906
Alliance Data Systems Corp. (b)	571	38,788
Altera Corp. (b)	396	7,940
Altiris Inc. (b)	307	10,048
AMIS Holdings Inc. (b)	738	7,631
Amkor Technology Inc. (b)	835	8,793
Amphenol Corp. - Class A	754	51,061
Analog Devices Inc.	330	10,808
Anaren Inc. (b)	439	7,244
Andrew Corp. (b)	2,572	27,315
Anixter International Inc. (b)	238	13,154
Apple Computer Inc. (b)	653	55,982
Applied Materials Inc.	1,109	19,663
Applied Micro Circuits Corp. (b)	2,191	7,537
aQuantive Inc. (b)	562	15,062
Ariba Inc. (b)	1,008	9,374
Arris Group Inc. (b)	763	10,850
Arrow Electronics Inc. (b)	1,112	39,198
ASML Holding NV (b)	439	11,089
Aspen Technology Inc. (b)	708	7,257
Atheros Communications Inc. (b)	366	8,696
Atmel Corp. (b)	3,720	22,246
ATMI Inc. (b)	277	9,263

Autodesk Inc. (b)	195	8,525
Automatic Data Processing Inc.	466	22,238
Avaya Inc. (b)	558	7,159
Avid Technology Inc. (b) (g)	323	11,951
Avnet Inc. (b)	1,135	35,242
Avocent Corp. (b)	813	28,081
Axcelis Technologies Inc. (b)	1,338	8,617
Bankrate Inc. (b)	206	8,139
BearingPoint Inc. (b)	1,390	11,134
Benchmark Electronics Inc. (b)	471	10,668
BISYS Group Inc. (b)	2,028	25,898
Black Box Corp.	186	7,641
Blackbaud Inc.	314	7,527
Blackboard Inc. (b)	260	7,592
Borland Software Corp. (b)	1,434	7,830
Brightpoint Inc. (b)	580	6,386
Broadcom Corp. - Class A (b)	361	11,523
Brocade Communications Systems Inc. (b) (g)	3,667	31,459
Brooks Automation Inc. (b)	555	7,726
Business Objects SA (b)	199	7,488
CA Inc.	384	9,427
Cabot Microelectronics Corp. (b)	230	6,944
CACI International Inc. - Class A (b)	233	10,958
Cadence Design Systems Inc. (b)	2,503	47,307
Canon Inc.	800	42,095
Cap Gemini SA	124	7,871
C-COR Inc. (b)	700	9,583
CDW Corp.	540	34,652
Ceridian Corp. (b)	1,299	38,931
CheckFree Corp. (b)	787	32,605
Cirrus Logic Inc. (b)	1,134	8,414
Cisco Systems Inc. (b)	4,588	121,995
Citrix Systems Inc. (b)	288	9,121
CNET Networks Inc. (b)	1,148	10,504
Cogent Inc. (b)	708	7,469
Cognex Corp.	411	8,968
Cognizant Technology Solutions Corp. (b)	104	8,870
Cohu Inc.	387	7,740
CommScope Inc. (b)	926	29,919
Comtech Group Inc. (b)	429	7,061
Comtech Telecommunications Corp. (b)	205	7,380
Comverse Technology Inc. (b)	369	7,140
Conexant Systems Inc. (b)	3,824	7,113
Corning Inc. (b)	1,190	24,800
Covansys Corp. (b)	340	7,674
Credence Systems Corp. (b)	1,500	7,305
Cree Inc. (b) (g)	698	10,735
CSG Systems International Inc. (b)	770	19,312
CTS Corp.	497	7,704

Cymer Inc. (b)	268	11,318
Cypress Semiconductor Corp. (b)	1,270	23,432
Daktronics Inc.	261	9,023
Dassault Systemes SA	147	7,855
Dell Inc. (b)	1,900	46,075
Diebold Inc.	596	27,625
Digital River Inc. (b) (g)	275	14,075
Diodes Inc. (b)	220	8,067
DST Systems Inc. (b)	529	37,284
Dycom Industries Inc. (b)	559	12,650
Earthlink Inc. (b)	1,099	8,034
eBay Inc. (b)	920	29,799
eFunds Corp. (b)	346	9,245
Electro Scientific Industries Inc. (b)	387	8,123
Electronic Arts Inc. (b)	252	12,600
Elpida Memory Inc. (b)	100	4,334
EMC Corp. (b)	1,701	23,797
Emulex Corp. (b)	613	10,881
Entegris Inc. (b)	1,035	11,106
Epicor Software Corp. (b)	577	7,991
Equinix Inc. (b) (g)	202	16,982
Euronet Worldwide Inc. (b)	263	7,590
Exar Corp. (b)	600	7,860
Extreme Networks (b)	1,862	7,727
F5 Networks Inc. (b)	352	25,147
Fair Isaac Corp.	557	22,180
Fairchild Semiconductor International Inc. (b)	1,108	19,733
FEI Co. (b)	296	7,447
Finisar Corp. (b)	2,415	7,825
First Data Corp.	682	16,955
FLIR Systems Inc. (b)	471	14,559
FormFactor Inc. (b)	325	13,211
Foundry Networks Inc. (b)	1,051	15,208
Foxconn International Holdings Ltd. (b)	2,000	5,981
Gartner Inc. - Class A (b)	917	20,046
Gateway Inc. (b)	3,881	7,956
Genesis Microchip Inc. (b)	769	6,083
Gevity HR Inc.	329	7,261
Global Imaging System Inc. (b)	425	8,181
Google Inc. - Class A (b)	163	81,712
Harmonic Inc. (b)	1,073	9,711
Harris Corp.	1,197	60,832
Hewlett-Packard Co.	2,115	91,537
Hitachi Ltd.	4,000	26,848
Hoya Corp.	400	14,518
Hyperion Solutions Corp. (b)	447	18,872
Imation Corp.	576	25,062
Infineon Technologies AG (b)	621	8,879
Infocrossing Inc. (b)	479	7,894

Informatica Corp. (b)	639	8,026
InfoSpace Inc. (b)	380	8,831
Ingram Micro Inc. - Class A (b)	1,246	24,309
Insight Enterprises Inc. (b)	413	8,396
Integrated Device Technology Inc. (b)	1,738	26,296
Intel Corp.	4,443	93,125
InterDigital Communications Corp. (b)	360	12,488
Intermec Inc. (b)	378	9,083
Internap Network Services Corp. (b) (g)	393	7,168
International Business Machines Corp.	1,159	114,915
International Rectifier Corp. (b)	637	26,582
Intersil Corp.	1,254	29,544
Interwoven Inc. (b)	532	8,352
Intevac Inc. (b)	301	6,655
Intuit Inc. (b)	299	9,404
Ipass Inc. (b)	1,327	6,914
Itron Inc. (b)	187	10,779
Ixia (b)	813	7,683
j2 Global Communications Inc. (b)	359	9,506
Jabil Circuit Inc.	318	7,629
Jack Henry & Associates Inc.	1,299	27,721
JDA Software Group Inc. (b)	566	9,056
Juniper Networks Inc. (b)	441	7,991
Kanbay International Inc. (b)	271	7,843
Kemet Corp. (b)	1,096	8,264
KLA-Tencor Corp.	185	9,108
Knot Inc. (b) (g)	297	8,960
Komag Inc. (b)	223	7,609
Konica Minolta Holdings Inc. (b)	500	6,820
Kronos Inc. (b)	266	10,108
Kulicke & Soffa Industries Inc. (b)	929	8,621
Kyocera Corp.	200	18,379
L-1 Identity Solutions Inc. (b)	516	7,451
Lam Research Corp. (b)	1,245	57,033
Lattice Semiconductor Corp. (b)	1,532	8,978
Lawson Software Inc. (b)	1,055	7,923
Linear Technology Corp.	328	10,152
Macrovision Corp. (b)	807	19,957
Manhattan Associates Inc. (b)	259	7,270
Mantech International Corp. - Class A (b)	212	7,233
MapInfo Corp. (b)	598	8,163
Marchex Inc. - Class B (g)	583	7,095
Mattson Technology Inc. (b)	837	7,290
Maxim Integrated Products Inc.	310	9,548
McAfee Inc. (b)	1,408	41,198
MEMC Electronic Materials Inc. (b)	1,451	76,032
Mentor Graphics Corp. (b)	1,279	23,789
Mercury Computer Systems Inc. (b)	584	7,545
Micrel Inc. (b)	836	8,452

Microchip Technology Inc.	1,910	66,392
Micron Technology Inc. (b)	622	8,055
Micros Systems Inc. (b)	296	16,665
Microsemi Corp. (b)	526	9,573
Microsoft Corp.	6,612	204,046
MicroStrategy Inc. - Class A (b)	68	8,257
MKS Instruments Inc. (b)	345	7,545
Molex Inc.	247	7,259
MoneyGram International Inc.	768	23,032
Motorola Inc.	1,865	37,020
MPS Group Inc. (b)	1,652	24,747
Murata Manufacturing Co. Ltd.	200	14,153
National Instruments Corp.	530	15,269
National Semiconductor Corp.	344	7,957
NCR Corp. (b)	182	8,625
Net 1 UEPS Technologies Inc. (b)	369	10,000
NetGear Inc. (b)	297	7,648
Network Appliance Inc. (b)	283	10,641
Newport Corp. (b)	518	10,339
Nidec Corp.	100	7,068
Nintendo Co. Ltd.	100	29,500
Nokia Oyj	3,355	73,419
Nomura Research Institute Ltd.	100	15,578
Nuance Communications Inc. (b) (g)	879	10,126
Nvidia Corp. (b)	259	7,938
Obic Co. Ltd.	40	8,469
Omnivision Technologies Inc. (b)	571	6,589
Omron Corp.	300	8,079
ON Semiconductor Corp. (b) (g)	1,097	9,171
Openwave Systems Inc. (b)	845	7,453
Opsware Inc. (b)	884	7,072
Oracle Corp. (b)	3,005	51,566
Packeteer Inc. (b)	574	7,692
Palm Inc. (b) (g)	1,586	21,934
Parametric Technology Corp. (b)	1,784	35,359
Park Electrochemical Corp.	366	9,769
Paxar Corp. (b)	354	7,781
Paychex Inc.	303	12,123
Perficient Inc. (b) (g)	475	9,932
Perot Systems Corp. (b)	684	11,177
Photroncis Inc. (b)	477	7,947
Plantronics Inc.	800	15,760
Plexus Corp. (b)	744	12,499
Polycom Inc. (b)	1,384	46,530
Powerwave Technologies Inc. (b)	1,965	11,476
QUALCOMM Inc.	1,281	48,242
Quantum Corp. (b)	3,362	8,371
Quest Software Inc. (b)	532	7,943
Rackable Systems Inc. (b) (g)	252	4,813

Radiant Systems Inc. (b)	747	8,426
Radisys Corp. (b)	468	7,867
RealNetworks Inc. (b)	753	8,035
RF Micro Devices Inc. (b)	3,044	23,500
Ricoh Co. Ltd.	1,000	21,793
Rofin-Sinar Technologies Inc. (b)	129	8,440
Rohm Co. Ltd.	100	9,082
Rudolph Technologies Inc. (b)	490	7,659
S1 Corp. (b)	1,416	8,142
SafeNet Inc. (b)	326	8,153
SanDisk Corp. (b) (g)	181	7,276
SAP AG	702	32,399
Sapient Corp. (b)	1,421	8,924
SAVVIS Inc. (b) (g)	226	10,129
ScanSource Inc. (b)	257	7,540
Secure Computing Corp. (b)	1,189	7,919
Semtech Corp. (b)	1,274	17,454
Sigma Designs Inc. (b)	306	7,408
Silicon Image Inc. (b) (g)	613	7,411
Silicon Laboratories Inc. (b)	489	15,702
Silicon Storage Technology Inc. (b) (g)	1,730	8,615
SiRF Technology Holdings Inc. (b)	370	10,863
Skyworks Solutions Inc. (b)	1,143	7,510
Sohu.com Inc. (b)	325	8,730
Sonic Solutions Inc. (b)	479	8,790
SonicWALL Inc. (b)	926	7,806
Sonus Networks Inc. (b)	1,779	12,880
SRA International Inc. - Class A (b)	677	17,128
STMicroelectronics NV	648	12,052
Sun Microsystems Inc. (b)	2,802	18,605
Supertex Inc. (b)	199	7,431
Sybase Inc. (b)	1,487	38,498
Sycamore Networks Inc. (b)	2,074	7,736
Symantec Corp. (b)	720	12,751
Symmetricom Inc. (b)	874	7,464
Synaptics Inc. (b)	263	7,117
Synopsys Inc. (b)	1,239	32,957
Take-Two Interactive Software Inc. (b) (g)	540	9,385
TALX Corp.	284	9,048
TDK Corp.	100	8,402
Tech Data Corp. (b)	521	19,350
Technitrol Inc.	326	7,179
Tekelec (b)	526	8,100
Telefonaktiebolaget LM Ericsson - Class B	11,913	47,138
Tellabs Inc. (b)	760	7,653
Tessera Technologies Inc. (b)	331	12,657
Texas Instruments Inc.	1,155	36,024
THQ Inc. (b) (g)	456	13,817
TIBCO Software Inc. (b)	1,535	14,245

Tokyo Electron Ltd.	100	7,068
Toshiba Corp. (g)	2,000	12,761
Transaction Systems Architects Inc. (b)	609	22,015
Trident Microsystems Inc. (b)	429	8,953
Triquint Semiconductor Inc. (b)	1,854	8,714
TTM Technologies Inc. (b)	688	7,368
Tyler Technologies Inc. (b)	555	7,715
Ultratech Inc. (b)	625	7,588
United Online Inc.	587	8,241
Universal Display Corp. (b)	520	7,004
UTStarcom Inc. (b) (g)	1,807	15,956
ValueClick Inc. (b)	1,545	39,428
Varian Semiconductor Equipment Associates Inc. (b)	411	16,913
Veeco Instruments Inc. (b)	416	7,983
Verint Systems Inc. (b)	228	7,535
Verisign Inc. (b)	324	7,744
Viasat Inc. (b)	262	8,638
Vignette Corp. (b)	457	8,189
Vishay Intertechnology Inc. (b)	1,683	22,115
WebEx Communications Inc. (b)	293	10,864
webMethods Inc. (b)	1,060	7,982
Websense Inc. (b)	361	7,816
Western Digital Corp. (b)	1,930	37,828
Western Union Co.	611	13,650
Wind River Systems Inc. (b)	1,131	11,220
Witness Systems Inc. (b)	445	10,075
Wright Express Corp. (b)	299	9,229
Xerox Corp. (b)	789	13,570
Xilinx Inc.	328	7,969
Yahoo! Inc. (b)	972	27,516
Yahoo! Japan Corp.	20	7,490
Zebra Technologies Corp. (b) (g)	702	24,337
Zoran Corp. (b)	535	7,473
		5,351,993
MATERIALS - 4.4%
A. Schulman Inc.	351	7,329
AEP Industries Inc. (b)	146	6,808
Air Products & Chemicals Inc.	267	19,934
Airgas Inc.	724	30,133
AK Steel Holding Corp. (b)	785	16,516
Akzo Nobel NV	299	18,819
Albemarle Corp.	351	27,371
Alcoa Inc.	786	25,388
Allegheny Technologies Inc.	86	8,900
AMCOL International Corp. (g)	281	8,447
Amcor Ltd.	1,723	9,767
Anglo American Plc	1,086	50,440
AptarGroup Inc.	300	18,303
Arch Chemicals Inc.	234	7,893

Asahi Kasei Corp.	2,000	13,291
Ashland Inc.	113	7,859
BASF AG	450	43,361
Bayer AG	608	35,818
BHP Billiton Ltd.	2,872	58,076
BHP Billiton Plc	2,041	38,015
Billerud AB	439	7,343
Boliden AB	303	7,041
Boral Ltd.	1,575	9,785
Bowater Inc. (g)	1,064	29,122
Brush Engineered Materials Inc. (b)	231	7,644
Buckeye Technologies Inc. (b)	651	7,792
Cabot Corp.	601	26,889
Century Aluminum Co. (b) (g)	175	7,977
CF Industries Holdings Inc.	416	12,688
Chaparral Steel Co.	329	16,871
Chemtura Corp.	2,186	25,183
Ciba Specialty Chemicals AG	167	11,132
Cleveland-Cliffs Inc. (g)	313	17,109
Coeur d’Alene Mines Corp. (b) (g)	2,062	9,032
Commercial Metals Co.	1,056	28,628
Corus Group Plc	751	8,875
CRH Plc	430	16,981
Cytec Industries Inc.	406	23,637
Dow Chemical Co.	797	33,107
Eastman Chemical Co.	132	7,730
EI Du Pont de Nemours & Co.	781	38,706
Ferro Corp.	527	11,230
Florida Rock Industries Inc. (g)	485	23,983
FMC Corp.	352	27,403
Freeport-McMoRan Copper & Gold Inc.	155	8,914
Georgia Gulf Corp.	404	8,407
Gibraltar Industries Inc.	332	8,144
Glatfelter	562	9,099
Graphic Packaging Corp. (b)	1,801	8,699
Grief Inc.	115	13,146
Hanson Plc	779	11,854
HB Fuller Co.	455	11,771
Headwaters Inc. (b) (g)	389	8,838
Hecla Mining Co. (b) (g)	1,018	7,258
Hercules Inc. (b)	947	18,571
Holcim Ltd.	178	17,633
Holmen AB	235	10,228
Imperial Chemical Industries Plc	977	8,787
Innospec Inc.	168	8,988
International Paper Co.	505	17,019
James Hardie Industries NV	1,030	7,599
JFE Holdings Inc.	400	22,174
Johnson Matthey Plc	484	14,074

Kobe Steel Ltd.	3,000	10,839
Lafarge SA	127	19,449
Linde AG	124	13,282
Louisiana-Pacific Corp.	1,013	23,208
Lubrizol Corp.	738	38,022
Lyondell Chemical Co.	1,916	60,584
MacDermid Inc.	271	9,401
Martin Marietta Materials Inc.	408	47,091
Mercer International Inc. (b) (g)	657	7,956
Metal Management Inc.	206	8,454
Mittal Steel Co. NV	536	24,905
Monsanto Co.	427	23,523
Newcrest Mining Ltd.	376	6,102
NewMarket Corp.	132	7,352
Newmont Mining Corp.	357	16,101
Nippon Steel Corp.	5,000	29,500
Nitto Denko Corp.	200	9,795
Nucor Corp.	241	15,554
Olin Corp.	1,309	22,044
OM Group Inc. (b)	204	9,967
Packaging Corp.	1,062	24,256
Pactiv Corp. (b)	219	7,104
Phelps Dodge Corp.	157	19,405
PolyOne Corp. (b) (g)	1,040	7,623
PPG Industries Inc.	224	14,849
Praxair Inc.	399	25,161
Quanex Corp.	330	12,933
Rautaruukki Oyj	196	7,728
Reliance Steel & Aluminum Co.	603	25,109
Rexam Plc	758	8,005
Rio Tinto Plc	858	45,767
Rock-Tenn Co. - Class A	288	9,423
Rockwood Holdings Inc. (b)	309	8,189
Rohm & Haas Co.	190	9,891
Royal Gold Inc. (g)	217	6,990
RPM International Inc.	1,180	27,411
RTI International Metals Inc. (b)	165	13,489
Salzgitter AG	60	7,632
Schnitzer Steel Industries Inc. - Class A	196	7,546
Scotts Miracle-Gro Co.	515	27,589
Sensient Technologies Corp.	868	21,422
Shin-Etsu Chemical Co. Ltd.	300	19,490
Silgan Holdings Inc.	178	8,336
Sonoco Products Co.	976	37,576
Spartech Corp.	297	8,322
Ssab Svenskt Stal AB - Class B	400	9,353
Steel Dynamics Inc.	802	31,446
Stillwater Mining Co. (b) (g)	625	8,100
Stora Enso Oyj - Class R	586	9,753

Sumitomo Chemical Co. Ltd.	2,000	15,429
Sumitomo Metal Industries Ltd.	4,000	16,971
Symyx Technologies Inc. (b)	361	7,011
Syngenta AG (b)	95	17,516
Terra Industries Inc. (b)	680	9,676
Texas Industries Inc.	179	13,142
ThyssenKrupp AG	323	15,244
Tokuyama Corp.	1,000	16,034
Toray Industries Inc.	2,000	15,197
United States Steel Corp.	107	8,933
UPM-Kymmene Oyj	485	12,421
Valspar Corp.	1,171	32,999
Voestalpine AG	151	8,738
Vulcan Materials Co.	91	9,267
Worthington Industries Inc. (g)	1,299	24,915
WR Grace & Co. (b)	479	10,394
Xstrata Plc	461	21,484
Zinifex Ltd.	527	6,712
		2,224,669
TELECOMMUNICATION SERVICES - 2.1%
Alaska Communications Systems Group Inc.	514	8,306
Alltel Corp.	317	19,429
AT&T Inc.	4,651	175,017
Belgacom SA	225	10,188
Bouygues (g)	181	12,232
BT Group Plc - Class A	6,143	36,932
Cincinnati Bell Inc. (b)	3,949	19,192
Commonwealth Telephone Enterprises Inc.	186	7,857
Consolidated Communications Holdings Inc.	373	8,225
Deutsche Telekom AG	2,199	38,692
Dobson Communications Corp. (b)	1,063	10,300
Embarq Corp.	148	8,215
FiberTower Corp. (b)	1,327	6,940
France Telecom SA	1,290	35,644
General Communication Inc. - Class A (b)	496	7,668
Golden Telecom Inc.	167	8,647
Harris Stratex Networks Inc. - Class A (b)	404	8,874
Hellenic Telecommunications Organization SA (b)	487	14,447
Iowa Telecommunications Services Inc.	396	7,960
KDDI Corp.	2	14,153
Level 3 Communications Inc. (b)	1	5
Nippon Telegraph & Telephone Corp.	4	19,954
NTT DoCoMo Inc.	14	21,346
Premiere Global Services Inc. (b)	826	7,814
Qwest Communications International Inc. (b) (g)	1,194	9,731
Royal KPN NV	1,476	21,257
Singapore Telecommunications Ltd.	6,000	13,675
SoftBank Corp. (g)	600	14,045
Sprint Nextel Corp.	2,242	39,975

SureWest Communications (g)	283	7,916
Telecom Italia SpA	9,186	27,088
Telecom Italia SpA	5,962	14,943
Telefonica SA	3,482	76,016
Telekom Austria AG	505	13,769
Telenor ASA	520	10,541
Telephone & Data Systems Inc.	904	50,579
TeliaSonera AB	1,662	13,272
Time Warner Telecom Inc. - Class A (b) (g)	1,000	23,280
USA Mobility Inc.	349	7,085
Verizon Communications Inc.	2,213	85,245
Vodafone Group Plc	39,958	116,189
Windstream Corp.	549	8,169
		1,060,812
UTILITIES - 3.7%
AES Corp. (b)	501	10,416
Allegheny Energy Inc. (b)	170	7,908
Allete Inc.	275	13,225
Alliant Energy Corp.	1,049	38,131
American Electric Power Co. Inc.	353	15,366
Aqua America Inc. (g)	1,344	29,850
Aquila Inc. (b)	5,959	26,994
Avista Corp.	418	10,513
Black Hills Inc.	605	22,427
California Water Service Group	193	7,674
Cascade Natural Gas Corp.	516	13,421
Centrica Plc	2,771	20,198
Chubu Electric Power Co. Inc.	400	12,728
Cleco Corp.	499	12,744
Constellation Energy Group Inc.	184	13,349
Dominion Resources Inc.	300	24,888
DPL Inc.	1,048	30,057
Duke Energy Corp.	983	19,355
Duquesne Light Holdings Inc.	1,494	29,895
E.ON AG	490	66,572
Edison International Inc.	309	13,899
Electric Power Development Co.	200	8,982
Empire District Electric Co.	316	7,524
Endesa SA	596	29,961
Enel SpA	3,836	40,597
Energy East Corp.	1,553	37,303
Equitable Resources Inc.	1,178	50,949
Exelon Corp.	563	33,774
Fortum Oyj	322	8,864
FPL Group Inc.	356	20,167
Gaz de France	193	8,299
Great Plains Energy Inc.	984	30,829
Hawaiian Electric Industries Inc. (g)	974	26,093
Iberdrola SA (g)	601	25,693

Idacorp Inc.	723	26,715
International Power Plc	1,301	9,208
ITC Holdings Corp.	195	8,483
Kansai Electric Power Co. Inc.	400	11,203
Kyushu Electric Power Co. Inc.	300	8,427
MDU Resources Group Inc.	1,622	41,929
MGE Energy Inc.	213	7,280
National Fuel Gas Co.	817	33,244
National Grid Plc	2,212	33,377
Nicor Inc.	372	16,926
NiSource Inc.	368	8,758
Northeast Utilities	1,397	38,627
NorthWestern Corp.	458	16,424
NSTAR	1,118	37,341
OGE Energy Corp.	839	32,486
Oneok Inc.	973	41,751
Otter Tail Corp.	410	13,255
Peoples Energy Corp.	389	16,941
Pepco Holdings Inc.	1,801	46,070
PG&E Corp.	287	13,397
Pinnacle West Capital Corp.	154	7,514
PNM Resources Inc.	1,331	40,569
Portland General Electric Co.	286	7,476
Progress Energy Inc.	342	16,259
Public Service Enterprise Group Inc.	228	15,283
Puget Energy Inc.	1,253	30,774
Questar Corp.	94	7,633
RWE AG	366	38,162
SCANA Corp	1,303	53,058
Scottish & Southern Energy Plc	635	18,664
Scottish Power Plc	1,109	16,276
Sempra Energy	260	14,919
Sierra Pacific Resources (b)	1,944	33,087
SJW Corp.	201	8,010
Sociedad General de Aguas de Barcelona SA (g)	213	7,548
Southern Co.	701	25,608
Southwest Gas Corp.	389	15,268
Suez SA (g)	774	37,941
TECO Energy Inc.	453	7,683
Tohoku Electric Power Co. Inc.	300	7,880
Tokyo Electric Power Co. Inc.	800	27,246
Tokyo Gas Co. Ltd.	2,000	10,325
TXU Corp.	358	19,361
UIL Holdings Corp.	205	7,956
Union Fenosa SA	158	7,871
UniSource Energy Corp.	340	12,757
Vectren Corp.	1,009	28,373
Veolia Environnement	226	15,833
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	146	7,060

Westar Energy Inc.	1,503	39,920
WGL Holdings Inc.	1,082	34,224
Wisconsin Energy Corp.	1,155	53,776
Xcel Energy Inc.	338	7,885
		1,912,686

Total Common Stocks (cost $38,900,920)		39,481,987

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.0%
AmeriCredit Automobile Receivables Trust,
5.21%,10/06/11	$50,000	49,877
Banc of America Commercial Mortgage Inc.,
5.78%,05/10/45	75,000	76,605
Bank One Issuance Trust, 3.86%, 06/15/11	50,000	48,850
Citibank, 5.88%, 03/10/11	75,000	75,877
GMAC Commercial Mortgage Securities Inc.,
6.96%,09/15/35	100,000	104,881
Goldman Sachs Mortgage Securities Corp.,
4.61%,01/10/40	75,000	71,916
JPMorgan Chase & Co., 5.56%, 04/15/43	75,000	74,982
LB-UBS Commercial Mortgage Trust, 5.16%, 02/15/34	100,000	97,637
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43	75,000	71,242
Morgan Stanley Capital I
5.74%,10/15/42	100,000	101,533
5.47%,03/12/44	100,000	100,134
Wachovia Bank Commercial Mortgage Trust,
5.50%,10/15/48	75,000	75,115
WFS Financial Owner Trust, 3.87%, 08/17/12	50,000	48,996

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $1,008,207)		997,645

CORPORATE BONDS AND NOTES - 2.9%
CONSUMER DISCRETIONARY - 0.3%
Comcast Cable Communications Holdings Inc.,
8.38%,03/15/13	50,000	56,971
Home Depot Inc., 5.20%, 03/01/11	50,000	49,529
Time Warner Inc., 6.75%, 04/15/11	50,000	52,159
		158,659
CONSUMER STAPLES - 0.1%
Wal-Mart Stores Inc., 4.13%, 07/01/10	50,000	48,285

ENERGY - 0.1%
ConocoPhillips Holding Co., 8.75%, 05/25/10	50,000	55,120

FINANCIALS - 1.8%
American General Finance Corp., 5.38%, 10/01/12	50,000	49,720
Bank of America Corp., 5.63%, 10/14/16 (g)	50,000	50,550
Bear Stearns Co., 4.50%, 10/28/10	50,000	48,652

Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	50,000	48,493
CIT Group Inc., 7.75%, 04/02/12	50,000	54,976
Citigroup Inc., 6.63%, 06/15/32	50,000	54,524
Credit Suisse USA Inc., 6.13%, 11/15/11	50,000	51,674
General Electric Co., 5.63%, 10/20/16	50,000	49,662
Goldman Sachs Group Inc., 6.13%, 02/15/33	50,000	50,422
Household Finance Corp., 6.38%, 10/15/11	50,000	52,033
International Bank for Reconstruction & Development,
3.63%,05/21/13	50,000	46,285
JPMorgan Chase & Co., 5.15%, 10/01/15	50,000	48,737
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	50,000	49,130
Lehman Brothers Holdings Inc., 4.50%, 07/26/10	50,000	48,652
Morgan Stanley, 4.75%, 04/01/14	50,000	47,423
National Rural Utilities Cooperative Finance Corp.,
7.25%,03/01/12	50,000	54,127
Wachovia Corp., 5.25%, 08/01/14	50,000	49,151
Wells Fargo & Co., 4.88%, 01/12/11	50,000	49,312
		903,523
HEALTH CARE - 0.1%
Abbott Laboratories, 5.60%, 05/15/11	50,000	50,544

INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 5.25%, 02/22/11	50,000	49,963
International Business Machines Corp., 4.75%, 11/29/12	50,000	48,626
		98,589
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc., 5.10%, 09/15/14	50,000	48,363

Deutsche Telekom International Finance BV,
8.00%, 06/15/10 (d)	50,000	53,856
Verizon Communications, 7.38%, 09/01/12	50,000	54,474
		156,693

Total Corporate Bonds and Notes (cost $1,484,164)		1,471,413

GOVERNMENT AND AGENCY OBLIGATIONS - 14.5%
GOVERNMENT SECURITIES - 5.1%
Sovereign - 0.1%
Mexico Government International Bond, 5.63%, 01/15/17	50,000	49,350
U.S. Treasury Securities - 5.0%
U.S. Treasury Bond
8.00%,11/15/21	145,000	189,905
6.63%,02/15/27	150,000	180,223
4.50%, 02/15/36 (g)	120,000	112,163
U.S. Treasury Note
3.38%,02/15/08	100,000	98,316
4.63%, 11/30/08 (g)	560,000	556,894
4.63%, 11/15/09 (g)	340,000	337,888
3.50%, 02/15/10 (g)	190,000	182,853

5.75%, 08/15/10 (g)	215,000	221,399
4.50%, 11/30/11 (g)	200,000	197,234
4.25%, 11/15/14 (g)	120,000	115,589
5.13%, 05/15/16 (g)	110,000	112,359
4.63%, 11/15/16 (g)	250,000	246,133
		2,550,956
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 9.4%
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank
6.63%,09/15/09	225,000	233,319
5.00%, 09/18/09 (g)	190,000	189,711
4.38%,09/17/10	120,000	117,446
4.88%,11/18/11	50,000	49,609
5.25%,10/06/11	50,000	49,683
		639,768
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp.
5.25%,04/18/16	100,000	100,745
6.25%, 07/15/32 (g)	100,000	112,733
		213,478
Federal National Mortgage Association - 7.2%
Federal National Mortgage Association
3.25%,08/15/08	250,000	242,997
5.20%,11/08/10	100,000	99,353
6.13%,07/17/13	100,000	100,755
5.00%,06/01/18	13,913	13,639
4.50%,10/01/18	267,269	256,939
5.00%,07/01/19	246,184	241,036
5.50%,10/01/19	282,404	281,489
6.63%,11/15/30	125,000	146,292
6.00%,11/01/32	35,209	35,452
6.00%,03/01/33	39,364	39,635
5.00%,06/01/33	687,822	661,652
5.50%,06/01/33	541,468	533,932
6.00%,09/01/33	41,112	41,365
6.00%,02/01/34	110,027	110,838
6.00%, 02/12/34, TBA (c)	200,000	200,688
6.00%,03/01/34	29,099	29,250
5.00%,06/01/34	101,833	97,901
6.00%,08/01/34	12,262	12,337
5.50%,12/01/34	273,091	269,114
6.50%,09/01/36	195,102	198,352
7.00%, 02/01/37, TBA (c)	50,000	51,219
		3,664,235
Government National Mortgage Association - 0.6%
Government National Mortgage Association,
5.50%, 02/01/35, TBA (c)	300,000	296,906

Total Government and Agency Obligations (cost $7,477,916)		7,414,693

SHORT TERM INVESTMENTS - 14.0%
Mutual Funds - 3.9%
JNL Money Market Fund, 5.12% (a) (f)	1,980,950	1,980,950

Securities Lending Collateral - 9.9%
Mellon GSL Delaware Business Trust Collateral Fund	5,041,418	5,041,418

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.90%, 03/08/07 (h)	$100,000	99,529

Total Short Term Investments (cost $7,121,897)		7,121,897

Total Investments - 110.7% (cost $55,993,104)		56,487,635
Other Assets and Liabilities, Net - (10.7%)		-5,462,620
Total Net Assets - 100%		$51,025,015

Jackson Perspective Money Market Fund
CORPORATE BONDS AND NOTES - 6.0%
FINANCIALS - 6.0%
MBIA Global Funding LLC, 5.33%, 02/20/07 (d) (e)	$150,000	$150,001
Wachovia Corp., 5.44%, 07/20/07 (e)	150,000	150,063

Total Corporate Bonds and Notes (cost $300,064)		300,064

GOVERNMENT AND AGENCY OBLIGATIONS - 19.7%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 19.7%
Federal Home Loan Bank - 4.0%
Federal Home Loan Bank
3.75%,05/15/07	100,000	99,568
4.50%,04/17/07	100,000	99,834
		199,402
Federal Home Loan Mortgage Corp. - 5.6%
Federal Home Loan Mortgage Corp.
2.70%,03/16/07	130,000	129,604
4.13%,04/02/07	150,000	149,704
		279,308
Federal National Mortgage Association - 10.1%
Federal National Mortgage Association
4.00%,02/02/07	300,000	299,987
3.63%,03/15/07	110,000	109,791
3.88%,05/15/07	100,000	99,598
		509,376

Total Government and Agency Obligations (cost $988,086)		988,086

SHORT TERM INVESTMENTS - 73.7%

Certificates of Deposit - 7.0%
American Express Bank, 5.27%, 02/13/07	175,000	175,000
Citibank, 5.31%, 04/27/07	175,000	175,000
		350,000
Commercial Paper - 52.1%
Abbey National Plc, 5.25%, 02/06/07	175,000	174,873
Bank of America Corp., 5.25%, 04/17/07	175,000	173,086
BNP Paribas, 5.24%, 02/22/07	175,000	174,465
CBA (DE) Finance, 5.25%, 02/28/07	175,000	174,311
DnB NOR, 5.18%, 07/10/07	175,000	170,996
General Electric Capital Corp., 5.23%, 02/09/07	175,000	174,797
HBOS Plc, 5.24%, 03/05/07	175,000	174,185
International Lease Finance Corp., 5.23%, 02/13/07	175,000	174,695
JPMorgan Chase & Co., 5.25%, 03/05/07	175,000	174,183
Merrill Lynch & Co. Inc., 5.21%, 03/05/07	175,000	174,190
Morgan Stanley, 5.25%, 02/02/07	175,000	174,974
Prudential Funding LLC, 5.24%, 02/20/07	175,000	174,516
Societe Generale NY, 5.25%, 02/16/07	175,000	174,617
Toyota Motor Credit Corp., 5.28%, 02/06/07	175,000	174,872
UBS Finance LLC, 5.25%, 02/16/07	175,000	174,617
		2,613,377
Mutual Funds - 0.7%
Dreyfus Cash Management Plus Fund, 5.16% (a)	35,593	35,593

Repurchase Agreement - 13.9%
Repurchase Agreement with Credit Suisse First Boston,
5.27% (Collateralized by $735,000 Federal National
Mortgage Association, 6.00%, due 09/01/36, value
$714,670) acquired on 01/31/07, due 02/01/07
at $700,102.	700,000	700,000

Total Short Term Investments (cost $3,698,970)		3,698,970

Total Investments - 99.4% (cost $4,987,120)		4,987,120
Other Assets and Liabilities, Net - 0.6%		31,166
Total Net Assets - 100%		$5,018,286

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 15.7%
American Eagle Outfitters Inc.	1,515	$49,056
Autoliv Inc.	401	24,196
Big Lots Inc. (b)	507	13,147
CBS Corp.	763	23,783
Compass Group Plc	8,069	48,075
DIRECTV Group Inc. (b)	5,579	136,072
Dow Jones & Co. Inc.	647	24,398
EchoStar Communications Corp. (b)	1,036	41,792
General Motors Corp.	1,585	52,051

Genuine Parts Co.	506	24,045
GKN Plc	8,405	52,843
Guess? Inc.	197	14,206
InterActiveCorp (b)	707	27,149
Leggett & Platt Inc.	1,018	24,676
Liberty Global Inc. - Class A (b)	876	26,333
Mattel Inc.	1,003	24,433
New York Times Co. - Class A	1,013	23,390
Newell Rubbermaid Inc.	781	23,071
Phillips-Van Heusen	240	13,236
Priceline.com Inc. (b)	269	11,465
Shaw Communications Inc.	704	24,957
Stanley Works	477	27,313
Starwood Hotels & Resorts Worldwide Inc.	386	24,156
Tempur-Pedic International Inc.	562	13,375
VF Corp.	296	22,457
		789,675
CONSUMER STAPLES - 3.2%
Anheuser-Busch Cos. Inc.	492	25,077
ConAgra Foods Inc.	893	22,959
General Mills Inc.	422	24,155
Kimberly-Clark Corp.	351	24,359
Kraft Foods Inc.	677	23,641
Loews Corp.	371	25,428
NBTY Inc. (b)	323	16,749
		162,368
ENERGY - 6.3%
BP Plc	9,618	101,002
Chevron Corp.	341	24,852
Core Laboratories NV (b)	162	13,349
ENI SpA	1,798	57,883
Royal Dutch Shell Plc - Class A	1,713	57,982
Statoil ASA	2,325	62,035
		317,103
FINANCIALS - 10.4%
ABN AMRO Holding NV	1,844	58,883
Banca Intesa SpA	7,704	58,088
Barclays Plc	4,054	58,941
BOC Hong Kong Holdings Ltd.	17,500	45,725
Danske Bank	1,344	61,905
HSBC Holdings Plc	3,236	58,810
ING Groep NV	1,345	58,814
Lloyds TSB Group Plc	5,273	60,242
Royal Bank of Scotland Group Plc	1,485	59,664
		521,072
HEALTH CARE - 1.9%
Abbott Laboratories	492	26,076
Illumina Inc. (b)	297	12,132
Immucor Inc. (b)	395	12,458

Pfizer Inc.	1,776	46,603
		97,269
INDUSTRIALS - 5.3%
Citic Pacific Ltd.	13,000	45,539
Continental Airlines Inc. - Class B (b)	389	16,140
COSCO Pacific Ltd.	18,000	44,956
General Electric Corp.	1,230	44,342
Manitowoc Co. Inc.	266	13,795
Paccar Inc.	620	41,459
Pitney Bowes Inc.	521	24,940
TeleTech Holdings Inc. (b)	492	13,259
Waste Management Inc.	652	24,764
		269,194
INFORMATION TECHNOLOGY - 31.3%
Akamai Technologies Inc. (b)	716	40,225
CDW Corp.	180	11,551
Check Point Software Technologies Ltd. (b)	595	14,197
Cisco Systems Inc. (b)	22,392	595,403
Infosys Technologies Ltd.	1,324	76,792
Lam Research Corp. (b)	342	15,667
Microsoft Corp.	10,373	320,111
Nvidia Corp. (b)	2,586	79,261
Oracle Corp. (b)	13,981	239,914
Research In Motion Ltd. (b)	1,337	170,842
Varian Semiconductor Equipment Associates Inc. (b)	256	10,533
		1,574,496
MATERIALS - 4.8%
Albemarle Corp.	205	15,986
Allegheny Technologies Inc.	461	47,709
Louisiana-Pacific Corp.	1,047	23,987
OM Group Inc. (b)	287	14,023
Potash Corp.	480	74,894
Rock-Tenn Co. - Class A	427	13,971
Rohm & Haas Co.	467	24,312
Sonoco Products Co.	627	24,140
		239,022
TELECOMMUNICATION SERVICES - 16.7%
AT&T Inc.	1,335	50,236
BT Group Plc - Class A	17,542	105,463
BT Group Plc - ADR	3,771	230,182
Deutsche Telekom AG	3,254	57,255
France Telecom SA	2,141	59,158
Millicom International Cellular SA (b)	218	14,484
PCCW Ltd.	75,000	44,956
Royal KPN NV	4,201	60,503
Telecom Italia SpA	19,662	57,980
Verizon Communications Inc.	1,235	47,572
Vodafone Group Plc	37,705	109,638
		837,427

UTILITIES - 3.3%
Cheung Kong Infrastructure Holdings Ltd.	10,823	39,161
Endesa SA	1,294	65,050
Enel SpA	5,819	61,584
		165,795
Total Common Stocks (cost $4,967,620)		4,973,421

SHORT TERM INVESTMENTS - 0.5%
Mutual Funds - 0.5%
JNL Money Market Fund, 5.12% (a) (f)	24,051	24,051

Total Short Term Investments (cost $24,051)		24,051

Total Investments - 99.4% (cost $4,991,671)		4,997,472
Other Assets and Liabilities, Net - 0.6%		29,146
Total Net Assets - 100%		$5,026,618

JNL Money Market Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
SECURITIES - 5.2%
Bank of America Corp., 5.33%, 02/23/07 (e)	$4,000,000	$4,000,000
Holmes Financing Plc, 5.29%, 07/15/07 (d) (e)	925,000	925,000
Interstar Millennium Trust, 5.30%, 07/27/07 (d) (e)	1,979,272	1,979,272
Mound Financing Plc, 5.29%, 05/08/07 (d) (e)	1,250,000	1,250,000
Permanent Financing Plc, 5.29%, 03/10/07 (d) (e)	3,760,000	3,760,011
Permanent Master Issuer Plc, 5.30%, 10/17/07 (e)	3,440,000	3,440,000

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $15,354,283)		15,354,283

CORPORATE BONDS AND NOTES - 3.4%
FINANCIALS - 3.4%
AmSouth Bank NA, 5.43%, 06/27/07 (e)	3,000,000	3,000,940
MetLife Inc., 5.21%, 05/01/07	3,200,000	3,200,000
Wachovia Corp., 5.44%, 07/20/07 (e)	4,000,000	4,002,347

Total Corporate Bonds and Notes (cost $10,203,287)		10,203,287

GOVERNMENT AND AGENCY OBLIGATIONS - 1.5%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp., 5.35%, 11/21/07	4,500,000	4,499,275

Total Government and Agency Obligations (cost $4,499,275)		4,499,275

SHORT TERM INVESTMENTS - 80.0%
Certificates of Deposit - 23.7%
Abbey National Plc, 5.42%, 02/08/07	5,000,000	5,000,000
American Express Bank, 5.27%, 02/13/07	6,000,000	6,000,000
Bank of America Corp., 5.21%, 04/19/07	3,500,000	3,500,000
Bank of Ireland, 5.34%, 05/10/07	5,000,000	5,000,003
Barclays Bank Plc, 5.51%, 06/18/07	3,500,000	3,500,000
BNP Paribas
5.32%,04/10/07	3,000,000	3,000,000
5.33%,04/30/07	3,500,000	3,500,000
Branch Banking & Trust Co., 5.32%, 05/21/07	4,000,000	4,000,000
Citibank, 5.31%, 04/27/07	4,500,000	4,500,000
Deutsche Bank, 4.94%, 02/06/07	3,500,000	3,500,000
Fortis Bank NY, 5.69%, 07/23/07	2,250,000	2,250,000
HBOS Treasury Services Plc, 5.29%, 03/05/07	4,000,000	4,000,000
Societe Generale NY, 5.67%, 07/23/07	2,250,000	2,250,000
Toronto-Dominion Bank NY, 5.30%, 06/13/07	5,000,000	5,000,089
Washington Mutual Inc., 5.37%, 04/25/07	4,000,000	4,000,000
Wells Fargo Bank, 5.09%, 03/29/07	4,500,000	4,500,000
Wilmington Trust Corp.
5.33%,02/08/07	5,000,000	5,000,000
5.43%,02/20/07	2,000,000	2,000,016
		70,500,108
Commercial Paper - 45.4%
Apreco LLC, 5.26%, 03/21/07	6,000,000	5,957,920
Archer Daniels Midland Co., 5.24%, 02/27/07	6,000,000	5,977,293
Aspen Funding Corp., 5.26%, 02/05/07	5,000,000	4,997,078
Cargill Inc., 5.24%, 02/20/07	7,000,000	6,980,641
CRC Funding LLC, 5.25%, 03/06/07	6,000,000	5,971,125
DnB NOR, 5.18%, 07/10/07	4,000,000	3,908,487
Eureka Securities, 5.25%, 03/14/07	6,000,000	5,964,125
Falcon Asset Securitization Corp., 5.24%, 03/23/07	5,000,000	4,963,611
Fortis Bank NY, 5.22%, 02/07/07	3,000,000	2,997,393
Galaxy Funding Inc., 5.25%, 03/13/07	4,000,000	3,976,667
General Electric Co., 5.23%, 02/27/07	6,000,000	5,977,337
Greyhawk Funding, 5.26%, 02/05/07	6,000,000	5,996,493
MetLife Inc., 5.23%, 04/12/07	4,500,000	4,454,238
Morgan Stanley, 5.24%, 02/20/07	5,000,000	4,986,172
Northern Rock Plc, 5.22%, 02/06/07	4,500,000	4,496,741
Old Line Funding LLC, 5.26%, 02/22/07	5,000,000	4,984,658
Procter & Gamble, 5.25%, 02/14/07	7,500,000	7,485,781
Prudential Funding LLC, 5.24%, 02/20/07	6,000,000	5,983,407
Scaldis Capital Ltd., 5.26%, 02/12/07	6,000,000	5,990,357
Schlumberger Technology Corp., 5.26%, 02/22/07	3,729,000	3,717,558
Sheffield Receivables Corp., 5.26%, 02/07/07	5,000,000	4,995,617
Sysco Corp., 5.25%, 02/20/07	6,000,000	5,983,375
Toyota Motor Credit Corp., 5.24%, 02/12/07	7,000,000	6,988,792
Windmill Funding Corp., 5.26%, 02/20/07	6,000,000	5,983,343
Yorktown Capital LLC, 5.26%, 03/12/07	5,000,000	4,971,508
		134,689,717
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.16% (a)	48,699	48,699

Repurchase Agreement - 10.9%
Repurchase Agreement with Banc of America Securities
LLC, 5.27% (Collateralized by $40,703,120 Federal
Home Loan Mortgage Corp., 5.00%, due 07/01/35,
value $32,905,011) acquired on 01/31/07, due
02/01/07 at $32,404,743.	32,400,000	32,400,000

Total Short Term Investments (cost $237,638,524)		237,638,524

Total Investments - 90.1% (cost $267,695,369)		267,695,369
Other Assets and Liabilities, Net - 9.9%		29,307,328
Total Net Assets - 100%		$297,002,697

See Notes to the Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to the Schedules of Investments

January 31, 2007

Notes to the Schedules of Investments:

(a)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of January 31, 2007.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of January 31, 2007, the total cost of investments purchased on a when-issued basis, for the Jackson Perspective Index 5 Fund is $552,833.
(d)

Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of January 31, 2007 the market value of 144A securities, in Jackson Perspective Index 5 Fund, Jackson Perspective Money Market Fund and JNL Money Market Fund are: $53,856, $150,001 and $7,914,283, respectively.

(e)	Variable Rate Security. Rate stated is in effect as of January 31, 2007.
(f)	Investment in affiliate.
(g)	All or portion of the security has been loaned.
(h)	All or portion of the security pledged as collateral.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Short-term securities maturing within 60 days, and all securities in the Jackson Perspective Money Market Fund and JNL Money Market Fund are valued at amortized cost, which approximates market value. Investments in mutual funds, including all investments of the Jackson Perspective 10 x 10 Fund, are valued at the net asset value per share of each underlying Fund determined as of the close of the NYSE on the valuation date.

Pursuant to procedures adopted by the Trust’s Board of Trustees (“Board”), the Funds may utilize international Fair Value Pricing (“FVP”) if a significant event occurs which, in the judgment of the Adviser, may reasonably be expected to affect the value of one or more securities held by a Fund and have a resulting material effect on the Fund’s NAV. Significant events may affect the value of securities of only a single issuer or may affect the value of securities of multiple issuers, including material movements in the U.S. securities markets subsequent to the close of trading on a non-U.S. exchange or market, but prior to the time of the Fund’s NAV calculation. FVP is expected to result in an estimated price for each impacted security that reasonably reflects the current market conditions at the time of the NAV calculation. A security for which no quotations are readily available or the quotation is deemed to not be reflective of the value of such security as defined in the Board’s approved procedures, shall be “fair valued” pursuant to the approved procedures. In general, the “fair value” of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Schedule of Futures Contracts:
	Contracts	Unrealized
	Long/	Appreciation/
	(Short)	(Depreciation)

Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx Future
Expiration March 2007	3	$ 53
FTSE 100 Index Future
Expiration March 2007	1	(2,090)
Russell 2000 Mini Index Future
Expiration March 2007	4	4,072
S&P 500 E-Mini Future
Expiration March 2007	5	4,303
S&P MidCap 400 E-Mini Future
Expiration March 2007	4	8,962
Topix Index Future
Expiration March 2007	1	2,055
		$ 17,355

Summary of Investments by Sector (percentage of net assets):

	Jackson	Jackson	Jackson	Jackson	Jackson	JNL Money
	Perspective	Perspective	Perspective	Perspective Money	Perspective	Market
	5 Fund	10 x 10 Fund	Index 5 Fund	Market Fund	Optimized 5 Fund	Fund

Consumer Discretionary	23.1%	-	10.7%	-	15.7%	-
Consumer Staples	8.8	-	4.4	-	3.2	-
Energy	5.7	-	5.6	-	6.3	-
Financials	8.6	-	19.8	6.0%	10.4	3.4%
Health Care	6.9	-	8.2	-	1.9	-
Industrials	14.0	-	10.3	-	5.3	-
Information Technology	6.7	-	10.7	-	31.3	-
Materials	9.8	-	4.4	-	4.8	-
Mutual Funds	-	100.0%		-		-
Telecommunication Services	12.2	-	2.4	-	16.7	-
Utilities	1.1	-	3.7	-	3.3	-
Non-U.S. Government Securities Mortgage-Backed Securities
	-	-	2.0	-	-	5.2
Short-Term Securities	4.0	-	14.0	73.7	0.5	80.0
Government and Agency Obligations	-	-	14.5	19.7	-	1.5

Total	100.9%	100.0%	110.7%	99.4%	99.4%	90.1%

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud Principal Executive Officer

Date:	March 22, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors Principal Financial Officer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud Principal Executive Officer

Date:	March 22, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors Principal Financial Officer

Date:	March 22, 2007